Schedule of Portfolio Investments

September 30, 2022
Timothy Plan US Small Cap Core ETF	(Unaudited)

SECURITY DESCRIPTION	SHARES	VALUE ($)

Common Stocks (99.6%)

Communication Services (1.9%):
Advantage Solutions, Inc.(a)	17,775	37,861
Boston Omaha Corp., Class A(a)	4,531	104,394
Cars.com, Inc.(a)	8,041	92,471
EchoStar Corp., Class A(a)	5,176	85,249
Gray Television, Inc.	6,369	91,204
IDT Corp., Class B(a)	2,665	66,172
PubMatic, Inc.(a)	2,681	44,585
Sciplay Corp., Class A(a)	8,200	96,432
Shenandoah Telecommunication Co.	6,593	112,213
The EW Scripps Co., Class A(a)	7,428	83,714
Thryv Holdings, Inc.(a)	3,797	86,685
US Cellular Corp.(a)	5,372	139,833

		1,040,813

Consumer Discretionary (12.4%):
1-800-Flowers.com, Inc., Class A(a)	6,470	41,990
Aaron S Co., Inc. The	4,794	46,598
Academy Sports Outdoors, Inc.	2,672	112,705
American Axle & Manufacturing Holdings, Inc.(a)	14,167	96,761
Arko Corp.	13,272	124,624
Big Lots, Inc.	2,731	42,631
Bloomin’ Brands, Inc.	4,883	89,505
Boot Barn Holdings, Inc.(a)	1,107	64,715
Brinker International, Inc.(a)	2,873	71,768
Caleres, Inc.	4,657	112,793
Camping World Holdings, Inc., Class A	4,133	104,648
Carriage Services, Inc.	2,958	95,129
Cavco Industries, Inc.(a)	563	115,843
Century Communities, Inc.	2,479	106,052
Cheesecake Factory, Inc.	3,027	88,631
Chuy’s Holdings, Inc.(a)	4,201	97,379
Clarus Corp.	6,443	86,787
Dana, Inc.	6,606	75,507
Dave & Buster’s Entertainment, Inc.(a)	2,051	63,643
Denny’s Corp.(a)	9,390	88,360
Dine Brands Global, Inc.	1,468	93,306
Dorman Products, Inc.(a)	1,847	151,676
Dream Finders Homes, Inc., Class A(a)	6,015	63,759
Ethan Allen Interiors, Inc.	5,430	114,790
Fossil Group, Inc.(a)	6,755	23,102
Franchise Group, Inc.	2,895	70,348
Frontdoor, Inc.(a)	4,512	92,000
Funko, Inc., Class A(a)	5,624	113,717
Genesco, Inc.(a)	1,521	59,806
Gentherm, Inc.(a)	1,563	77,728
G-III Apparel Group Ltd.(a)	3,954	59,112
GoPro, Inc., Class A(a)	15,158	74,729
Graham Holdings Co., Class B	321	172,692

Schedule of Portfolio Investments — continued

September 30, 2022
Timothy Plan US Small Cap Core ETF	(Unaudited)

Consumer Discretionary (12.4%): (continued)
Green Brick Partners, Inc.(a)	5,725	122,400
Groupon, Inc.(a)	3,465	27,581
Guess?, Inc.	3,996	58,621
iRobot Corp.(a)	1,734	97,676
Jack In The Box, Inc.	1,848	136,881
Johnson Outdoors, Inc., Class A	2,240	114,934
Kontoor Brands, Inc.	2,791	93,806
La Z Boy, Inc.	4,789	108,088
M/I Homes, Inc.(a)	3,084	111,733
Malibu Boats, Inc.(a)	2,352	112,872
MarineMax, Inc.(a)	2,907	86,600
Monro, Inc.	2,971	129,120
Movado Group, Inc.	2,852	80,369
National Vision Holdings, Inc.(a)	3,006	98,146
Ollie’s Bargain Outlet Holdings, Inc.(a)	1,914	98,762
OneWater Marine, Inc.(a)	3,150	94,846
Oxford Industries, Inc.	1,497	134,401
Patrick Industries, Inc.	2,192	96,097
Perdoceo Education Corp.(a)	15,601	160,690
Qurate Retail, Inc.	18,144	36,469
Rent-A-Center, Inc.	3,905	68,377
Ruth’s Hospitality Group, Inc.	5,537	93,354
Sally Beauty Holdings, Inc.(a)	6,648	83,765
Shoe Carnival, Inc.	3,330	71,395
Smith & Wesson Brands, Inc.	6,417	66,544
Sonic Automotive, Inc., Class A	2,914	126,176
Standard Motor Products	4,575	148,687
Strategic Education, Inc.	1,680	103,169
Stride, Inc.(a)	3,085	129,663
Sturm Ruger & Co.	2,443	124,080
The Buckle, Inc.	3,312	104,858
The Children’s Place, Inc.(a)	1,628	50,289
Tri Pointe Group, Inc.(a)	7,404	111,874
Tupperware Corp.(a)	4,667	30,569
Vista Outdoor, Inc.(a)	3,543	86,166
Winmark Corp.	723	156,414
Winnebago Industries, Inc.	2,128	113,231
Wolverine World Wide, Inc.	6,056	93,202
XPEL, Inc.(a)	1,975	127,269
Zumiez, Inc.(a)	2,587	55,698

		6,837,706

Consumer Staples (6.1%):
B&G Foods, Inc.	6,879	113,435
BellRing Brands, Inc.(a)	4,411	90,911
Central Garden And Pet Co., Class A(a)	4,362	149,006
Edgewell Personal Care Co.	3,767	140,886
elf Beauty, Inc.(a)	5,497	206,797
Energizer Holdings, Inc.	6,748	169,645
Fresh Del Monte Produce, Inc.	6,085	141,415

Schedule of Portfolio Investments — continued

September 30, 2022
Timothy Plan US Small Cap Core ETF	(Unaudited)

Consumer Staples (6.1%): (continued)
Grocery Outlet Holding Corp.(a)	3,605	120,011
Hostess Brands, Inc.(a)	9,601	223,127
Ingles Markets, Inc.	1,756	139,093
Inter Parfums, Inc.	1,817	137,111
John B. Sanfilippo & Son, Inc.	3,184	241,124
Medifast, Inc.	687	74,443
Mission Produce, Inc.(a)	11,246	162,617
Nu Skin Enterprises, Inc., Class A	2,727	91,000
PriceSmart, Inc.	2,116	121,860
SpartanNash Co.	4,969	144,200
The Andersons, Inc.	2,745	85,177
Tootsie Roll Industries, Inc.	5,295	176,218
United Natural Foods, Inc.(a)	2,327	79,979
Usana Health Sciences, Inc.(a)	2,395	134,240
Utz Brands, Inc.	8,442	127,474
WD-40 Co.	874	153,597
Weis Markets, Inc.	2,313	164,778

		3,388,144

Energy (2.3%):
Arch Resources, Inc.	693	82,190
Archrock, Inc.	14,359	92,185
Brigham Minerals, Inc.	4,762	117,479
Chord Energy Corp.	877	119,947
CONSOL Energy, Inc.	1,800	115,776
Core Laboratories N.V.	2,775	37,407
CVR Energy, Inc.	3,304	95,750
Gulfport Energy Corp.(a)	1,430	126,255
Laredo Petroleum, Inc.(a)	731	45,943
Noble Corp. PLC(a)	3,188	94,301
PBF Energy, Inc.(a)	2,396	84,243
Peabody Energy Corp.(a)	1,797	44,601
Permian Resources Corp.(a)	8,482	57,678
RPC, Inc.	6,703	46,452
World Fuel Services Corp.	5,133	120,317

		1,280,524

Financials (26.0%):
1st Source Corp.	4,391	203,303
Amerant BanCorp, Inc.	5,332	132,447
Amerisafe, Inc.	3,609	168,649
AssetMark Financial Holdings, Inc.(a)	8,936	163,439
B Riley Financial, Inc.	1,924	85,656
Banc of California, Inc.	8,188	130,762
Bancfirst Corp.	2,721	243,448
Banner Corp.	3,026	178,776
Berkshire Hills BanCorp, Inc.	6,167	168,359
BGC Partners, Inc., Class A	37,828	118,780
Brightsphere Investment Group, Inc.	6,763	100,836
Brookline BanCorp, Inc.	13,838	161,213
Capitol Federal Financial, Inc.	23,926	198,586

Schedule of Portfolio Investments — continued

September 30, 2022
Timothy Plan US Small Cap Core ETF	(Unaudited)

Financials (26.0%): (continued)
City Holding Co.	3,051	270,593
CNO Financial Group, Inc.	7,317	131,486
Columbia Banking System, Inc.	4,611	133,212
Columbia Financial, Inc.(a)	10,929	230,930
ConnectOne BanCorp, Inc.	5,983	137,968
Customers BanCorp, Inc.(a)	2,015	59,402
Dime Community Bancshares, Inc.	5,841	171,024
Donnelley Financial Solutions, Inc.(a)	3,596	132,944
Employers Holdings, Inc.	5,316	183,349
Encore Capital Group, Inc.(a)	2,996	136,258
Enova International, Inc.(a)	3,039	88,952
Enterprise Financial Services Corp.	4,504	198,356
FB Financial Corp.	4,332	165,526
Federal Agricultural Mortgage Corp., Class C	1,645	163,085
First BanCorp.	10,576	144,680
First BanCorp.	4,211	154,038
First Busey Corp.	7,388	162,388
First Commonwealth Financial Corp.	12,761	163,851
First Financial BanCorp.	8,075	170,221
First Foundation, Inc.	7,126	129,266
First Merchants Corp.	4,645	179,669
FirstCash Holdings, Inc.	2,065	151,468
Fulton Financial Corp.	11,434	180,657
Genworth Financial, Inc.(a)	35,371	123,799
German American BanCorp, Inc.	4,772	170,408
Green Dot Corp., Class A(a)	4,530	85,979
Heartland Financial USA, Inc.	3,984	172,746
Hilltop Holdings, Inc.	6,396	158,941
Hope BanCorp, Inc.	10,808	136,613
Horace Mann Educators	5,435	191,801
International Bancshares Corp.	4,186	177,905
Lakeland BanCorp, Inc.	12,577	201,358
Lakeland Financial Corp.	2,436	177,365
Lendingclub Corp.(a)	3,488	38,542
Lendingtree, Inc.(a)	825	19,685
Live Oak Bancshares, Inc.	2,112	64,627
Merchants BanCorp	6,318	145,756
Meta Financial Group, Inc.	2,916	96,111
Metropolitan Bank Holding Corp.(a)	1,388	89,332
National Bank Holdings Corp., Class A	4,718	174,519
Navient Corp.	7,776	114,229
NBT BanCorp, Inc.	5,843	221,742
Nicolet Bankshares, Inc.(a)	2,425	170,817
NMI Holdings, Inc.(a)	7,316	149,027
Northwest Bancshares, Inc.	17,760	239,938
Oceanfirst Financial Corp.	9,917	184,853
OFG BanCorp	5,975	150,152
Open Lending Corp.(a)	4,747	38,166
Origin BanCorp, Inc.	4,911	188,926
Palomar Holdings, Inc.(a)	1,804	151,031

Schedule of Portfolio Investments — continued

September 30, 2022
Timothy Plan US Small Cap Core ETF	(Unaudited)

Financials (26.0%): (continued)
Park National Corp.	1,514	188,463
Piper Sandler Cos.	1,228	128,621
PJT Partners, Inc., Class A	2,558	170,926
PRA Group, Inc.(a)	4,550	149,513
Preferred Bank	2,683	175,012
Premier Financial Corp.	5,825	149,703
ProAssurance Corp.	6,795	132,570
PROG Holdings, Inc.(a)	3,865	57,898
Provident Financial Services, Inc.	10,173	198,374
Renasant Corp.	5,594	174,980
S&T BanCorp, Inc.	6,466	189,518
Safety Insurance Group, Inc.	2,854	232,772
Sandy Spring BanCorp, Inc.	4,045	142,627
Seacoast Banking Corp.	4,688	141,718
SiriusPoint, Ltd.(a)	28,005	138,625
Southside Bancshares, Inc.	5,172	182,882
Stewart Information Services	3,436	149,947
Stock Yards BanCorp, Inc.	3,386	230,282
StoneX Group, Inc.(a)	1,993	165,299
The BanCorp, Inc.(a)	4,063	89,305
Tompkins Financial Corp.	2,568	186,488
Towne Bank	6,791	182,203
TriCo Bancshares	5,063	226,063
Triumph BanCorp, Inc.(a)	1,427	77,557
Trustmark Corp.	5,895	180,564
Veritex Holdings, Inc.	4,365	116,065
Virtus Investment Partners, Inc.	655	104,486
Washington Federal, Inc.	6,480	194,270
WesBanco, Inc.	5,010	167,184
Westamerica BanCorp.	3,807	199,068
World Acceptance Corp.(a)	427	41,342

		14,392,270

Health Care (9.6%):
AdaptHealth Corp.(a)	6,428	120,718
Addus Homecare Corp.(a)	1,317	125,431
Agiliti, Inc.(a)	4,727	67,643
Allscripts Healthcare Solutions, Inc.(a)	6,536	99,543
AnaptysBio, Inc.(a)	3,932	100,305
Apollo Medical Holdings, Inc.(a)	1,317	51,363
Arcus Biosciences, Inc.(a)	2,334	61,057
Atrion Corp.	207	116,955
Avanos Medical, Inc.(a)	4,074	88,732
Aveanna Healthcare Holdings, Inc.(a)	25,097	37,646
Avid Bioservices, Inc.(a)	4,483	85,715
Bioventus, Inc.(a)	8,344	58,408
Catalyst Pharmaceuticals, Inc.(a)	12,525	160,696
Collegium Pharmaceutical, Inc.(a)	5,384	86,252
Community Health Systems, Inc.(a)	7,483	16,088
Corcept Therapeutics, Inc.(a)	4,044	103,688

Schedule of Portfolio Investments — continued

September 30, 2022
Timothy Plan US Small Cap Core ETF	(Unaudited)

Health Care (9.6%): (continued)
CorVel Corp.(a)	843	116,697
Cross Country Healthcare, Inc.(a)	3,715	105,395
Cutera, Inc.(a)	1,509	68,810
Dynavax Technologies Corp.(a)	6,175	64,467
Emergent Biosolutions, Inc.(a)	1,880	39,461
Fulgent Genetics, Inc.(a)	1,383	52,720
Haemonetics Corp.(a)	1,789	132,440
Hanger, Inc.(a)	7,377	138,097
Harmony Biosciences Holdings, Inc.(a)	2,013	89,156
Innovage Holding Corp.(a)	9,893	58,171
Innoviva, Inc.(a)	6,875	79,819
Integer Holdings Corp.(a)	2,130	132,550
Ironwood Pharmaceuticals, Inc.(a)	14,116	146,242
iTeos Therapeutics, Inc.(a)	2,918	55,588
Lemaitre Vascular, Inc.	3,354	169,981
Ligand Pharmaceuticals, Inc.(a)	892	76,810
Mesa Laboratories, Inc.	743	104,637
Multiplan Corp.(a)	12,564	35,933
National Healthcare Corp.	2,716	172,031
National Research Corp.	3,919	155,976
Nextgen Healthcare, Inc.(a)	8,230	145,671
OptimizeRx Corp.(a)	2,113	31,315
Organogenesis Holdings, Inc.(a)	9,612	31,143
Pacira BioSciences, Inc.(a)	1,810	96,274
Patterson Cos., Inc.	5,506	132,254
Pediatrix Medical Group, Inc.(a)	6,407	105,780
Phibro Animal Health Corp., Class A	7,848	104,300
Prestige Consumer Healthcare, Inc.(a)	3,562	177,494
Prothena Corp. PLC(a)	2,169	131,506
RadNet, Inc.(a)	4,948	100,692
Regenxbio, Inc.(a)	2,264	59,838
Simulations Plus, Inc.	2,294	111,351
Supernus Pharmaceuticals, Inc.(a)	4,183	141,595
Syndax Pharmaceuticals, Inc.(a)	5,212	125,244
U.S. Physical Therapy, Inc.	1,310	99,586
UniQure N.V.(a)	4,474	83,932
Varex Imaging Corp.(a)	6,823	144,238
Xencor, Inc.(a)	4,628	120,235

		5,317,669

Industrials (23.1%):
AAR Corp.(a)	3,026	108,391
ACCO Brands Corp.	19,456	95,334
AerSale Corp.(a)	6,247	115,819
Air Transport Services Group(a)	5,677	136,759
Alamo Group, Inc.	1,536	187,807
Albany International Corp.	2,125	167,514
Altra Industrial Motion Corp.	4,011	134,850
ArcBest Corp.	1,394	101,386
Arcosa, Inc.	2,729	156,044

Schedule of Portfolio Investments — continued

September 30, 2022
Timothy Plan US Small Cap Core ETF	(Unaudited)

Industrials (23.1%): (continued)
Astec Industries, Inc.	3,361	104,830
Atlas Air Worldwide Holdings, Inc.(a)	2,416	230,897
AZZ, Inc.	4,800	175,248
Barnes Group, Inc.	4,992	144,169
Bluelinx Holdings, Inc.(a)	1,121	69,614
Brady Corp.	4,764	198,802
BrightView Holdings, Inc.(a)	11,047	87,713
CBIZ, Inc.(a)	5,148	220,231
Columbus McKinnon Corp.	4,122	107,832
Construction Partners, Inc., Class A(a)	5,065	132,855
CRA International, Inc.	1,588	140,919
CSW Industrials, Inc.	1,731	207,374
Daseke, Inc.(a)	16,278	88,064
Deluxe Corp.	4,878	81,219
Douglas Dynamics, Inc.	5,032	140,997
Dycom Industries, Inc.(a)	1,157	110,528
Eagle Bulk Shipping, Inc.	1,347	58,163
Encore Wire Corp.	1,031	119,122
Energy Recovery, Inc.(a)	7,114	154,658
Enerpac Tool Group Corp.	7,769	138,521
EnPro Industries, Inc.	1,635	138,942
ESCO Technologies, Inc.	2,957	217,162
Federal Signal Corp.	6,051	225,823
Forrester Research, Inc.(a)	3,247	116,924
Forward Air Corp.	1,790	161,565
Franklin Covey Co.(a)	3,404	154,508
Genco Shipping Trading, Ltd.	4,143	51,912
Gibraltar Industries, Inc.(a)	3,438	140,717
Global Industrial Co.	4,953	132,889
GMS, Inc.(a)	2,415	96,624
Gorman-Rupp Co.	5,317	126,491
GrafTech International, Ltd.	10,915	47,044
Granite Construction, Inc.	4,688	119,028
Great Lakes Dredge & Dock Corp.(a)	14,212	107,727
Griffon Corp.	8,589	253,547
H&E Equipment Services, Inc.	2,923	82,838
Healthcare Services Group	7,707	93,178
Heartland Express, Inc.	19,036	272,405
Heidrick & Struggles International, Inc.	4,156	108,014
Helios Technologies, Inc.	1,720	87,032
Heritage-Crystal Clean, Inc.(a)	5,880	173,872
HNI Corp.	4,566	121,045
Huron Consulting Group, Inc.(a)	3,123	206,899
Hydrofarm Holdings Group, Inc.(a)	5,280	10,243
ICF International, Inc.	2,092	228,070
IES Holdings, Inc.(a)	3,839	106,033
Insteel Industries, Inc.	3,929	104,236
Interface, Inc.	9,722	87,401
Janus International Group, Inc.(a)	11,774	105,024
Jeld-Wen Holding, Inc.(a)	6,168	53,970

Schedule of Portfolio Investments — continued

September 30, 2022
Timothy Plan US Small Cap Core ETF	(Unaudited)

Industrials (23.1%): (continued)
Kadant, Inc.	863	143,957
Kaman Corp.	3,656	102,112
KAR Auction Services, Inc.(a)	4,601	51,393
Kelly Services, Inc., Class A	5,357	72,802
Kennametal, Inc.	5,725	117,821
Kforce, Inc.	2,008	117,769
Lindsay Corp.	1,132	162,193
Marten Transport Ltd.	11,736	224,862
Maxar Technologies, Inc.	2,188	40,959
McGrath Rentcorp	2,321	194,639
Moog, Inc., Class A	2,029	142,740
Mueller Water Products, Inc., Class A	13,515	138,799
MYR Group, Inc.(a)	1,706	144,549
NOW, Inc.(a)	9,783	98,319
NV5 Global, Inc.(a)	1,030	127,535
Omega Flex, Inc.	1,131	104,753
Pam Transportation Services, Inc.(a)	3,486	107,927
PGT Innovations, Inc.(a)	8,995	188,535
Pitney Bowes, Inc.	22,296	51,950
Primoris Services Corp.	4,754	77,253
Proto Labs, Inc.(a)	2,032	74,026
Quanex Building Products Corp.	8,135	147,732
REV Group, Inc.	8,029	88,560
Rush Enterprises, Inc., Class A	3,891	170,659
Shoals Technologies Group, Inc.(a)	5,167	111,349
SkyWest, Inc.(a)	3,232	52,552
SP Plus Corp.(a)	4,681	146,609
SPX Technologies, Inc.(a)	3,681	203,265
Standex International Corp.	2,223	181,508
Sterling Construction Co., Inc.(a)	4,985	107,028
Sun Country Airlines Holdings, Inc.(a)	3,933	53,528
Tennant Co.	3,094	174,997
Terex Corp.	3,671	109,176
The Greenbrier Cos., Inc.	3,167	76,863
The Shyft Group, Inc.	3,493	71,362
Titan International, Inc.(a)	6,369	77,320
Trinity Industries, Inc.	5,397	115,226
TrueBlue, Inc.(a)	4,874	92,996
Veritiv Corp.(a)	591	57,782
Wabash National Corp.	10,308	160,392
Werner Enterprises, Inc.	5,814	218,606

		12,749,226

Information Technology (10.6%):
3D Systems Corp.(a)	5,206	41,544
A10 Networks, Inc.	6,131	81,358
ACM Research, Inc., Class A(a)	3,672	45,753
Alpha & Omega Semiconductor, Ltd.(a)	1,585	48,755
American Software, Inc., Class A	6,544	100,254
Avid Technology, Inc.(a)	2,439	56,731

Schedule of Portfolio Investments — continued

September 30, 2022
Timothy Plan US Small Cap Core ETF	(Unaudited)

Information Technology (10.6%): (continued)
Axcelis Technologies, Inc.(a)	1,454	88,054
Badger Meter, Inc.	1,749	161,590
Belden, Inc.	3,035	182,161
Benchmark Electronics, Inc.	7,522	186,395
Cambium Networks Corp.(a)	3,526	59,660
Cerence, Inc.(a)	2,190	34,492
CEVA, Inc.(a)	3,117	81,759
Clearfield, Inc.(a)	1,279	133,835
Cohu, Inc.(a)	3,736	96,314
CommVault Systems, Inc.(a)	2,168	114,991
Corsair Gaming, Inc.(a)	5,572	63,242
CSG Systems International, Inc.	3,872	204,751
Digi International, Inc.(a)	7,729	267,192
Ebix, Inc.	2,036	38,623
eplus, Inc.(a)	2,726	113,238
EVERTEC, Inc.	4,525	141,859
Extreme Networks, Inc.(a)	8,713	113,879
Harmonic, Inc.(a)	11,943	156,095
Ichor Holding Ltd.(a)	3,039	73,574
InterDigital, Inc.	3,202	129,425
Knowles Corp.(a)	14,226	173,130
Methode Electronics, Inc.	4,065	151,015
Mitek Systems, Inc.(a)	9,442	86,489
N-able, Inc.(a)	10,196	94,109
Napco Security Technologies Inc.(a)	6,689	194,516
NETGEAR, Inc.(a)	7,194	144,168
NetScout Systems, Inc.(a)	5,199	162,833
OSI Systems, Inc.(a)	3,104	223,674
Paymentus Holdings, Inc.(a)	3,824	37,169
PC Connection, Inc.	2,928	132,024
Photronics, Inc.(a)	7,056	103,159
Plexus Corp.(a)	2,270	198,761
Progress Software Corp.	3,537	150,499
Rambus, Inc.(a)	5,723	145,479
Riot Blockchain, Inc.(a)	3,197	22,411
ScanSource, Inc.(a)	3,847	101,599
Super Micro Computer, Inc.(a)	3,485	191,919
TTM Technologies(a)	12,550	165,409
Ultra Clean Holdings, Inc.(a)	2,325	59,869
Veeco Instruments, Inc.(a)	4,912	89,988
Verra Mobility Corp.(a)	10,566	162,399
Vishay Intertechnology, Inc.	9,725	173,008
Vizio Holding Corp.(a)	10,410	90,983

		5,870,134

Materials (4.6%):
AdvanSix, Inc.	2,200	70,620
Chase Corp.	2,242	187,364
Greif, Inc., Class A	2,601	154,942
Hawkins, Inc.	3,377	131,669

Schedule of Portfolio Investments — continued

September 30, 2022
Timothy Plan US Small Cap Core ETF	(Unaudited)

Materials (4.6%): (continued)
Ingevity Corp.(a)	2,348	142,359
Innospec, Inc.	2,033	174,167
Intrepid Potash, Inc.(a)	607	24,019
Kronos Worldwide, Inc.	10,991	102,656
Materion Corp.	1,826	146,080
Minerals Technologies, Inc.	2,864	141,510
O-I Glass, Inc.(a)	9,074	117,508
Origin Materials, Inc.(a)	12,491	64,454
Orion Engineered Carbons SA	9,013	120,324
Pactiv Evergreen, Inc.	12,004	104,795
Ramaco Resources, Inc.	3,599	33,111
Ryerson Holding Corp.	2,558	65,843
Schnitzer Steel Industries, Inc.	1,950	55,497
Stepan Co.	2,257	211,413
SunCoke Energy, Inc.	12,166	70,685
TimkenSteel Corp.(a)	4,032	60,440
TriMas Corp.	5,463	136,957
Trinseo PLC	2,417	44,279
Warrior Met Coal, Inc.	2,595	73,802
Worthington Industries, Inc.	2,653	101,185
		2,535,679

Real Estate (0.6%):
Forestar Group, Inc.(a)	9,248	103,485
Marcus & Millichap, Inc.	3,145	103,093
The RMR Group, Inc., Class A	5,984	141,761
		348,339

Utilities (2.4%):
Chesapeake Utilities Corp.	1,691	195,124
MGE Energy, Inc.	3,010	197,546
Middlesex Water Co.	1,896	146,371
Northwest Natural Holding Co.	4,159	180,417
Otter Tail Corp.	3,390	208,553
SJW Group	3,656	210,586
Unitil Corp.	3,879	180,180

		1,318,777

Total Common Stocks (Cost $62,491,558)		55,079,281

Total Investments (Cost $62,491,558) — 99.6%		55,079,281

Other assets in excess of liabilities — 0.4%		236,533

NET ASSETS - 100.00%		55,315,814

Percentages indicated are based on net assets as of September 30, 2022.

(a)	Non-income producing security.

Futures Contracts

Long Futures

Index Futures	Expiration Date	Number of Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)

Russell 2000 Mini Index December Future (U.S. Dollar)	12/16/22	3	$250,470	$(22,157)

				$(22,157)

Schedule of Portfolio Investments

September 30, 2022

Timothy Plan US Large/Mid Cap Core ETF	(Unaudited)

SECURITY DESCRIPTION	SHARES	VALUE ($)

Common Stocks (99.6%)
Communication Services (1.0%):

Liberty Media Corp-Liberty Formula One, Class C(a)	10,726	627,471

Lumen Technologies, Inc.	38,306	278,868

News Corp., Class A	29,509	445,881

ZoomInfo Technologies, Inc.(a)	5,585	232,671

		1,584,891
Consumer Discretionary (7.9%):

Aptiv PLC(a)	4,182	327,074

AutoZone, Inc.(a)	329	704,695

Bath & Body Works, Inc.	9,034	294,508

Booking Holdings, Inc.(a)	210	345,074

Burlington Stores, Inc.(a)	2,025	226,577

CarMax, Inc.(a)	4,921	324,884

Chewy, Inc., Class A(a)	5,926	182,047

Chipotle Mexican Grill, Inc.(a)	327	491,403

Dollar General Corp.	3,120	748,363

Dollar Tree, Inc.(a)	2,686	365,565

Domino’s Pizza, Inc.	1,387	430,247

DR Horton, Inc.	7,209	485,526

Garmin Ltd.	5,847	469,573

Genuine Parts Co.	5,947	888,006

Lennar Corp.	6,641	495,087

LKQ Corp.	11,768	554,861

Lowe’s Cos., Inc.	3,162	593,855

NVR, Inc.(a)	146	582,114

O’Reilly Automotive, Inc.(a)	1,080	759,618

Pool Corp.	1,345	427,992

Pultegroup, Inc.	11,933	447,488

Ross Stores, Inc.	5,669	477,727

Tapestry, Inc.	12,201	346,874

Tesla, Inc.(a)	912	241,908

Tractor Supply Co.	2,844	528,643

Vail Resorts, Inc.	2,198	473,977

		12,213,686
Consumer Staples (4.1%):

Bunge, Ltd.	5,931	489,723

Campbell Soup Co.	18,235	859,233

Costco Wholesale Corp.	1,383	653,149

Darling Ingredients, Inc.(a)	6,306	417,142

Hormel Foods Corp.	17,401	790,701

McCormick & Co., Inc.	8,524	607,506

Monster Beverage Corp.(a)	7,910	687,854

Sysco Corp.	7,417	524,456

The JM Smucker Co.	5,907	811,681

Tyson Foods, Inc., Class A	7,437	490,321

		6,331,766

Schedule of Portfolio Investments — continued

September 30, 2022

Timothy Plan US Large/Mid Cap Core ETF	(Unaudited)

Energy (5.5%):

APA Corp.	7,786	266,203

ConocoPhillips	5,180	530,121

Continental Resources, Inc.	5,593	373,668

Coterra Energy, Inc.	14,178	370,329

Devon Energy Corp.	5,771	347,010

Diamondback Energy, Inc.	2,672	321,869

EOG Resources, Inc.	3,706	414,071

Halliburton Co.	10,331	254,349

Hess Corp.	3,883	423,208

Kinder Morgan, Inc.	37,321	621,022

Marathon Oil Corp.	14,578	329,171

Marathon Petroleum Corp.	6,529	648,526

Occidental Petroleum Corp.	5,022	308,602

ONEOK, Inc.	8,581	439,691

Ovintiv, Inc.	6,509	299,414

Phillips 66	5,843	471,647

Pioneer Natural Resources Co.	2,077	449,733

Schlumberger N.V.	10,016	359,575

The Williams Cos., Inc.	23,236	665,247

Valero Energy Corp.	4,579	489,266

		8,382,722
Financials (11.2%):

Aflac, Inc.	12,582	707,108

American Financial Group, Inc.	5,214	640,957

Arch Capital Group Ltd.(a)	16,375	745,718

Ares Management Corp., Class A	6,184	383,099

Arthur J Gallagher & Co.	4,575	783,331

Brown & Brown, Inc.	9,975	603,288

Cboe Global Markets, Inc.	6,569	771,004

Cincinnati Financial Corp.	4,905	439,341

CNA Financial Corp.	16,087	593,610

Coinbase Global, Inc., Class A(a)	1,708	110,149

East West Bancorp, Inc.	6,392	429,159

Everest Re Group, Ltd.	2,437	639,566

FactSet Research Systems, Inc.	1,941	776,614

First Citizens BancShares, Inc., Class A	757	603,655

First Republic Bank	3,639	475,071

Franklin Resources, Inc.	19,252	414,303

Interactive Brokers Group, Inc.	8,578	548,220

Intercontinental Exchange, Inc.	6,762	610,947

LPL Financial Holdings, Inc.	2,455	536,368

Markel Corp.(a)	565	612,584

MarketAxess Holdings, Inc.	2,169	482,581

Morningstar, Inc.	2,173	461,371

MSCI, Inc.	1,094	461,438

Nasdaq, Inc.	13,425	760,929

Principal Financial Group, Inc.	8,542	616,305

Raymond James Financial, Inc.	5,613	554,677

Rocket Cos., Inc., Class A	42,352	267,665

Schedule of Portfolio Investments — continued

September 30, 2022
Timothy Plan US Large/Mid Cap Core ETF	(Unaudited)

Financials (11.2%): (continued)

Signature Bank	1,473	222,423

SVB Financial Group(a)	792	265,938

Tradeweb Markets, Inc., Class A	8,584	484,309

Upstart Holdings, Inc.(a)	1,760	36,590

Webster Financial Corp.	9,903	447,616

WR Berkley Corp.	11,943	771,279

		17,257,213

Health Care (12.6%):

ABIOMED, Inc.(a)	1,382	339,502

Agilent Technologies, Inc.	5,119	622,214

Align Technology, Inc.(a)	975	201,932

Amgen, Inc.	3,306	745,172

Avantor, Inc.(a)	18,507	362,737

Baxter International, Inc.	10,698	576,194

Bio-Rad Laboratories, Inc., Class A(a)	939	391,695

Bruker Corp.	8,257	438,116

Cardinal Health, Inc.	9,973	665,000

Catalent, Inc.(a)	4,994	361,366

Centene Corp.(a)	6,616	514,791

Charles River Laboratories International, Inc.(a)	1,728	340,070

Danaher Corp.	2,381	614,989

DaVita, Inc.(a)	5,160	427,093

DENTSPLY SIRONA, Inc.	13,541	383,887

Dexcom, Inc.(a)	3,106	250,157

Edwards Lifesciences Corp.(a)	4,734	391,170

HCA Healthcare, Inc.	2,320	426,393

Henry Schein, Inc.(a)	8,345	548,851

Horizon Therapeutics PLC(a)	5,541	342,933

Humana, Inc.	1,189	576,891

IDEXX Laboratories, Inc.(a)	1,011	329,384

Illumina, Inc.(a)	1,253	239,060

Incyte Corp.(a)	7,468	497,668

Insulet Corp.(a)	1,396	320,242

Intuitive Surgical, Inc.(a)	1,906	357,261

IQVIA Holdings, Inc.(a)	2,669	483,463

Mettler-Toledo International, Inc.(a)	478	518,209

Molina Healthcare, Inc.(a)	1,714	565,346

PerkinElmer, Inc.	3,480	418,748

Regeneron Pharmaceuticals, Inc.(a)	923	635,827

Repligen Corp.(a)	2,157	403,596

ResMed, Inc.	2,562	559,285

STERIS PLC	2,834	471,238

Stryker Corp.	2,629	532,478

Teleflex, Inc.	1,701	342,683

Veeva Systems, Inc., Class A(a)	2,273	374,772

Vertex Pharamaceuticals, Inc.(a)	2,607	754,831

Waters Corp.(a)	2,281	614,798

West Pharmaceutical Services, Inc.	1,388	341,559

Zimmer Biomet Holdings, Inc.	4,584	479,257

Schedule of Portfolio Investments — continued

September 30, 2022
Timothy Plan US Large/Mid Cap Core ETF	(Unaudited)

Health Care (12.6%): (continued)

Zoetis, Inc.	3,961	587,377

		19,348,235

Industrials (23.7%):

A.O. Smith Corp.	10,435	506,932

AMERCO, Inc.	1,288	655,875

AMETEK, Inc.	6,946	787,746

Builders FirstSource, Inc.(a)	7,109	418,862

Carlisle Companies, Inc.	3,220	902,920

Carrier Global Corp.	14,280	507,797

Caterpillar, Inc.	3,029	496,998

CH Robinson Worldwide, Inc.	6,244	601,360

Cintas Corp.	1,830	710,388

Copart, Inc.(a)	4,747	505,081

Costar Group, Inc.(a)	7,106	494,933

CSX Corp.	21,668	577,235

Deere & Co.	1,357	453,089

Dover Corp.	5,198	605,983

Eaton Corp. PLC	5,035	671,468

Emerson Electric Co.	7,824	572,873

Equifax, Inc.	2,694	461,832

Expeditors International of Washington, Inc.	7,360	649,962

Fastenal Co.	15,207	700,130

Fortive Corp.	12,065	703,389

Fortune Brands Home & Security, Inc.	8,196	440,043

Generac Holdings, Inc.(a)	1,337	238,173

General Dynamics Corp.	3,868	820,674

Graco, Inc.	11,801	707,470

HEICO Corp.	4,598	662,020

Honeywell International, Inc.	4,350	726,319

Howmet Aerospace, Inc.	14,820	458,383

IDEX Corp.	3,952	789,807

Illinois Tool Works, Inc.	4,591	829,364

Ingersoll Rand, Inc.	13,372	578,473

J.B. Hunt Transport Services, Inc.	3,604	563,738

Johnson Controls International PLC	11,099	546,293

Leidos Holdings, Inc.	5,812	508,376

Masco Corp.	13,755	642,221

Nordson Corp.	3,333	707,496

Norfolk Southern Corp.	2,949	618,258

Old Dominion Freight Line, Inc.	2,302	572,668

Otis Worldwide Corp.	10,012	638,766

PACCAR, Inc.	8,829	738,899

Parker Hannifin Corp.	2,360	571,852

Quanta Services, Inc.	3,576	455,547

Regal Rexnord Corp.	4,220	592,319

Republic Services, Inc.	6,612	899,496

Robert Half International, Inc.	5,853	447,754

Rockwell Automation, Inc.	2,779	597,791

Rollins, Inc.	17,787	616,853

Schedule of Portfolio Investments — continued

September 30, 2022
Timothy Plan US Large/Mid Cap Core ETF	(Unaudited)

Industrials (23.7%): (continued)

Roper Technologies, Inc.	1,876	674,685

Snap-on, Inc.	3,436	691,839

Trane Technologies PLC	4,586	664,099

TransDigm Group, Inc.	876	459,742

TransUnion	6,635	394,716

Trex Co., Inc.(a)	5,722	251,425

Union Pacific Corp.	3,675	715,963

United Rentals, Inc.(a)	1,575	425,439

Verisk Analytics, Inc.	3,866	659,269

Waste Management, Inc.	6,035	966,867

Watsco, Inc.	2,660	684,844

Westinghouse Air Brake Technologies Corp.	7,097	577,341

WW Grainger, Inc.	1,542	754,331

Xylem, Inc.	7,217	630,477

		36,504,943

Information Technology (14.5%):

Advanced Micro Devices, Inc.(a)	3,230	204,653

Akamai Technologies, Inc.(a)	6,340	509,229

Amphenol Corp., Class A	10,724	718,079

Analog Devices, Inc.	3,695	514,861

ANSYS, Inc.(a)	1,822	403,937

AppLovin Corp., Class A(a)	5,024	97,918

Arista Networks, Inc.(a)	3,333	376,262

Bentley Systems, Inc., Class B	10,850	331,902

Broadcom, Inc.	1,020	452,890

Broadridge Financial Solutions, Inc.	4,833	697,499

Cadence Design Systems, Inc.(a)	3,097	506,143

CDW Corp.	3,797	592,636

Cognex Corp.	6,568	272,244

Cognizant Technology Solutions Corp., Class A	8,907	511,618

Dynatrace, Inc.(a)	8,376	291,569

Enphase Energy, Inc.(a)	1,344	372,920

Entegris, Inc.	3,969	329,506

EPAM Systems, Inc.(a)	657	237,959

F5, Inc.(a)	2,928	423,769

Fair Isaac Corp.(a)	1,160	477,932

Fidelity National Information Services, Inc.	5,057	382,157

FleetCor Technologies, Inc.(a)	2,389	420,870

Fortinet, Inc.(a)	5,452	267,857

Gartner, Inc.(a)	1,729	478,397

Jack Henry & Associates, Inc.	3,800	692,626

Juniper Networks, Inc.	19,244	502,653

Keysight Technologies, Inc.(a)	4,345	683,729

KLA Corp.	1,216	367,998

Lam Research Corp.	873	319,518

Microchip Technology, Inc.	7,010	427,820

Monolithic Power Systems, Inc.	948	344,503

NetApp, Inc.	8,050	497,892

NVIDIA Corp.	1,417	172,010

Schedule of Portfolio Investments — continued

September 30, 2022
Timothy Plan US Large/Mid Cap Core ETF	(Unaudited)

Information Technology (14.5%): (continued)

NXP Semiconductors NV	2,646	390,311

ON Semiconductor Corp.(a)	6,287	391,869

Paychex, Inc.	5,758	646,105

Paycom Software, Inc.(a)	1,293	426,677

Paylocity Holding Corp.(a)	1,939	468,424

PTC, Inc.(a)	5,013	524,360

Qorvo, Inc.(a)	4,075	323,596

ServiceNow, Inc.(a)	783	295,669

Skyworks Solutions, Inc.	4,350	370,924

SS&C Technologies Holdings, Inc.	10,997	525,107

Synopsys, Inc.(a)	1,518	463,764

TE Connectivity Ltd.	5,228	576,962

Teledyne Technologies, Inc.(a)	1,631	550,414

Teradyne, Inc.	3,409	256,186

The Trade Desk, Inc., Class A(a)	3,355	200,461

Trimble, Inc.(a)	8,083	438,664

Tyler Technologies, Inc.(a)	1,313	456,267

Ubiquiti, Inc.	1,566	459,715

Western Digital Corp.(a)	9,145	297,670

Zebra Technologies Corp.(a)	1,305	341,923

		22,286,624

Materials (7.7%):

Albemarle Corp.	1,769	467,794

Alcoa Corp.	3,402	114,511

Avery Dennison Corp.	3,770	613,379

Ball Corp.	7,883	380,907

Celanese Corp.	4,384	396,051

CF Industries Holdings, Inc.	3,829	368,541

Cleveland-Cliffs, Inc.(a)	9,936	133,838

Eastman Chemical Co.	5,612	398,733

Ecolab, Inc.	3,841	554,717

FMC Corp.	4,292	453,664

Freeport-McMoRan, Inc.	8,032	219,515

International Flavors & Fragrances, Inc.	5,326	483,761

International Paper Co.	16,562	525,016

LyondellBasell Industries NV, Class A	5,804	436,925

Martin Marietta Materials, Inc.	1,714	552,062

Newmont Corp.	7,253	304,844

Nucor Corp.	2,622	280,528

Packaging Corp. of America	4,886	548,649

PPG Industries, Inc.	5,015	555,110

Reliance Steel & Aluminum Co.	3,596	627,178

RPM International, Inc.	9,320	776,449

Steel Dynamics, Inc.	5,015	355,814

The Mosaic Co.	5,304	256,342

The Sherwin-Williams Co.	2,985	611,179

Vulcan Materials Co.	3,707	584,631

Westlake Chemical Corp.	4,656	404,513

Schedule of Portfolio Investments — continued

September 30, 2022
Timothy Plan US Large/Mid Cap Core ETF	(Unaudited)

Materials (7.7%): (continued)
Westrock Co.	12,471	385,229

		11,789,880

Real Estate (0.3%):
CBRE Group, Inc., Class A(a)	6,856	462,848

		462,848

Utilities (11.1%):
Alliant Energy Corp.	14,897	789,392
Ameren Corp.	10,698	861,724
American Electric Power Co., Inc.	10,434	902,019
American Water Works Co., Inc.	5,159	671,495
Atmos Energy Corp.	7,535	767,440
CenterPoint Energy, Inc.	28,545	804,398
CMS Energy Corp.	14,358	836,210
Consolidated Edison, Inc.	10,060	862,746
Dominion Energy, Inc.	10,911	754,059
DTE Energy Co.	7,825	900,266
Entergy Corp.	6,804	684,687
Essential Utilities, Inc.	17,400	720,012
Evergy, Inc.	15,154	900,148
Eversource Energy	10,054	783,810
FirstEnergy Corp.	20,343	752,691
NextEra Energy, Inc.	8,293	650,254
NiSource, Inc.	32,515	819,053
PPL Corp.	35,227	893,004
The Southern Co.	14,168	963,424
WEC Energy Group, Inc.	9,377	838,585
Xcel Energy, Inc.	12,967	829,888

		16,985,305

Total Common Stocks (Cost $162,364,018)		153,148,113

Total Investments (Cost $162,364,018) — 99.6%		153,148,113

Other assets in excess of liabilities — 0.4%		578,303

NET ASSETS - 100.00%		153,726,416

Percentages indicated are based on net assets as of September 30, 2022.

(a)	Non-income producing security.

Futures Contracts

Long Futures

Index Futures	Expiration Date	Number of Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)

S&P 500 Index E-mini December Future (U.S. Dollar)	12/16/22	3	$540,225	$(30,530)

				$(30,530)

Schedule of Portfolio Investments

September 30, 2022
Timothy Plan High Dividend Stock ETF	(Unaudited)

SECURITY DESCRIPTION	SHARES	VALUE ($)

Common Stocks (99.3%)

Communication Services (0.4%):

Lumen Technologies, Inc.	94,380	687,086

		687,086

Consumer Discretionary (3.7%):

Garmin Ltd.	14,411	1,157,347

Genuine Parts Co.	14,669	2,190,375

Lowe’s Cos., Inc.	7,785	1,462,101

Tapestry, Inc.	30,060	854,606

		5,664,429

Consumer Staples (6.4%):

Bunge, Ltd.	14,616	1,206,843

Campbell Soup Co.	44,924	2,116,819

Hormel Foods Corp.	42,864	1,947,740

Sysco Corp.	18,276	1,292,296

The JM Smucker Co.	14,560	2,000,690

Tyson Foods, Inc., Class A	18,322	1,207,969

		9,772,357

Energy (8.8%):

ConocoPhillips	12,757	1,305,551

Coterra Energy, Inc.	34,943	912,711

Devon Energy Corp.	14,205	854,147

EOG Resources, Inc.	9,141	1,021,324

Kinder Morgan, Inc.	91,964	1,530,281

Marathon Petroleum Corp.	16,094	1,598,617

ONEOK, Inc.	21,147	1,083,572

Phillips 66	14,401	1,162,449

Pioneer Natural Resources Co.	5,124	1,109,500

The Williams Cos., Inc.	57,247	1,638,982

Valero Energy Corp.	11,273	1,204,520

		13,421,654

Financials (11.5%):

Aflac, Inc.	31,019	1,743,268

American Financial Group, Inc.	12,873	1,582,478

Ares Management Corp., Class A	15,235	943,808

Cboe Global Markets, Inc.	16,203	1,901,746

Cincinnati Financial Corp.	12,089	1,082,812

CNA Financial Corp.	39,639	1,462,679

East West Bancorp, Inc.	15,736	1,056,515

Everest Re Group, Ltd.	6,002	1,575,165

Franklin Resources, Inc.	47,431	1,020,715

Principal Financial Group, Inc.	21,042	1,518,180

Rocket Cos., Inc., Class A	104,356	659,530

Webster Financial Corp.	24,406	1,103,151

WR Berkley Corp.	29,430	1,900,590

		17,550,637

Schedule of Portfolio Investments — continued

September 30, 2022
Timothy Plan High Dividend Stock ETF	(Unaudited)

Health Care (3.2%):

Amgen, Inc.	8,158	1,838,813

Baxter International, Inc.	26,360	1,419,750

Cardinal Health, Inc.	24,562	1,637,794

		4,896,357

Industrials (23.2%):

A.O. Smith Corp.	25,720	1,249,478

Caterpillar, Inc.	7,451	1,222,560

CH Robinson Worldwide, Inc.	15,387	1,481,922

Eaton Corp. PLC	12,415	1,655,664

Emerson Electric Co.	19,276	1,411,389

Fastenal Co.	37,477	1,725,441

Fortune Brands Home & Security, Inc.	20,197	1,084,377

General Dynamics Corp.	9,523	2,020,495

Honeywell International, Inc.	10,707	1,787,748

Illinois Tool Works, Inc.	11,316	2,044,235

Johnson Controls International PLC	27,348	1,346,069

Masco Corp.	33,891	1,582,371

Norfolk Southern Corp.	7,271	1,524,365

PACCAR, Inc.	21,755	1,820,676

Parker Hannifin Corp.	5,811	1,408,064

Regal Rexnord Corp.	10,398	1,459,463

Rockwell Automation, Inc.	6,856	1,474,794

Snap-on, Inc.	8,466	1,704,629

Trane Technologies PLC	11,304	1,636,932

Union Pacific Corp.	9,054	1,763,900

Waste Management, Inc.	14,867	2,381,842

Watsco, Inc.	6,554	1,687,393

		35,473,807

Information Technology (7.5%):

Analog Devices, Inc.	9,115	1,270,084

Broadcom, Inc.	2,512	1,115,353

Broadridge Financial Solutions, Inc.	11,912	1,719,140

Fidelity National Information Services, Inc.	12,448	940,695

Juniper Networks, Inc.	47,411	1,238,375

NetApp, Inc.	19,834	1,226,733

Paychex, Inc.	14,194	1,592,709

Skyworks Solutions, Inc.	10,708	913,071

TE Connectivity Ltd.	12,885	1,421,989

		11,438,149

Materials (10.5%):

Avery Dennison Corp.	9,284	1,510,507

Celanese Corp.	10,801	975,762

Eastman Chemical Co.	13,832	982,764

FMC Corp.	10,576	1,117,883

International Flavors & Fragrances, Inc.	13,120	1,191,690

International Paper Co.	40,810	1,293,677

LyondellBasell Industries NV, Class A	15,060	1,133,717

Schedule of Portfolio Investments — continued

September 30, 2022
Timothy Plan High Dividend Stock ETF	(Unaudited)

Materials (10.5%): (continued)

Newmont Corp.	17,874	751,244

Packaging Corp. of America	12,030	1,350,849

PPG Industries, Inc.	12,354	1,367,464

Reliance Steel & Aluminum Co.	8,861	1,545,447

RPM International, Inc.	22,976	1,914,130

Westrock Co.	30,736	949,435

		16,084,569

Utilities (24.1%):
Alliant Energy Corp.	36,713	1,945,422
Ameren Corp.	26,361	2,123,378
American Electric Power Co., Inc.	25,717	2,223,235
Atmos Energy Corp.	18,559	1,890,234
CenterPoint Energy, Inc.	70,329	1,981,871
CMS Energy Corp.	35,381	2,060,589
Consolidated Edison, Inc.	24,776	2,124,790
Dominion Energy, Inc.	26,891	1,858,437
DTE Energy Co.	19,277	2,217,819
Entergy Corp.	16,764	1,686,961
Evergy, Inc.	37,323	2,216,986
Eversource Energy	24,761	1,930,368
FirstEnergy Corp.	50,137	1,855,069
NiSource, Inc.	80,115	2,018,097
PPL Corp.	86,802	2,200,431
The Southern Co.	34,905	2,373,540
WEC Energy Group, Inc.	23,104	2,066,191
Xcel Energy, Inc.	31,951	2,044,864

		36,818,282

Total Common Stocks (Cost $166,007,854)		151,807,327

Total Investments (Cost $166,007,854) — 99.3%		151,807,327

Other assets in excess of liabilities — 0.7%		1,069,729

NET ASSETS - 100.00%		152,877,056

Percentages indicated are based on net assets as of September 30, 2022.

Futures Contracts

Long Futures

Index Futures	Expiration Date	Number of Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)

S&P 500 Index E-mini December Future (U.S. Dollar)	12/16/22	5	$ 900,375	$ (72,343)

				$ (72,343)

Schedule of Portfolio Investments

September 30, 2022
Timothy Plan International ETF	(Unaudited)

SECURITY DESCRIPTION	SHARES	VALUE ($)

Common Stocks (99.0%)

Australia (5.4%):

Communication Services (0.6%):

Rea Group Ltd.	1,730	127,063

Telstra Corp. Ltd.	100,846	248,290

		375,353

Consumer Discretionary (0.3%):

Wesfarmers Ltd.	6,618	180,800

		180,800

Consumer Staples (0.7%):

Coles Group, Ltd.	21,608	227,035

Woolworths Group Ltd.	9,883	214,571

		441,606

Energy (0.5%):

Santos Ltd.	29,844	135,314

Woodside Energy Group, Ltd.	6,819	138,062

		273,376

Financials (1.2%):

ASX Ltd.	4,412	202,469

Commonwealth Bank of Australia	2,898	168,092

National Australia Bank Ltd.	11,054	203,659

Westpac Banking Corp.	14,030	185,186

		759,406

Health Care (1.2%):

Cochlear Ltd.	1,149	142,945

CSL Ltd.	1,048	191,020

Ramsay Health Care Ltd.	5,290	193,776

Sonic Healthcare Ltd.	9,071	177,392

		705,133

Materials (0.9%):

BHP Group Ltd.	5,042	124,203

Fortescue Metals Group Ltd.	7,914	85,126

Newcrest Mining Ltd.	9,346	101,127

Rio Tinto Ltd.	1,952	116,579

South32, Ltd.	47,494	110,252

		537,287

		3,272,961

Austria (0.5%):

Energy (0.2%):

OMV AG	3,386	123,992

		123,992

Financials (0.1%):

Erste Group Bank AG	3,463	76,827

		76,827

Utilities (0.2%):

Verbund AG	1,341	114,913

		114,913

		315,732

Schedule of Portfolio Investments — continued

September 30, 2022
Timothy Plan International ETF	(Unaudited)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Belgium (1.0%):

Financials (0.7%):

Groupe Bruxelles Lambert SA	2,685	189,119

KBC Group N.V.	2,525	120,397

Sofina SA	591	102,794

		412,310

Materials (0.3%):

Solvay SA, Class A	2,050	159,981

		159,981

		572,291

Bermuda (0.4%):

Industrials (0.4%):

Jardine Matheson Holdings Ltd.	4,400	222,816

		222,816

Canada (12.6%):

Consumer Discretionary (0.7%):

Dollarama, Inc.	5,297	304,121

Magna International, Inc.	2,791	132,417

		436,538

Consumer Staples (1.3%):

Alimentation Couche-Tard, Inc.	4,704	189,393

Loblaw Cos. Ltd.	3,638	288,101

Metro, Inc.	6,108	305,886

		783,380

Energy (2.3%):

Canadian Natural Resources, Ltd.	2,818	131,188

Cenovus Energy, Inc.	8,360	128,438

Enbridge, Inc.	6,914	256,397

Imperial Oil Ltd.	3,597	155,761

Pembina Pipelines Corp.	7,608	231,126

Suncor Energy, Inc.	4,751	133,807

TC Energy Corp.	5,158	207,784

Tourmaline Oil Corp.	3,378	175,577

		1,420,078

Financials (2.3%):

Fairfax Financial Holdings, Ltd.	458	209,200

Great-West Lifeco, Inc.	12,752	275,315

Intact Financial Corp.	2,709	383,422

National Bank of Canada	4,196	263,025

Power Corp. of Canada	11,831	266,651
		1,397,613
Industrials (1.1%):

Canadian National Railway Co.	2,069	223,468

Canadian Pacific Railway Ltd.	3,167	211,431

WSP Global, Inc.	1,907	210,030

		644,929

Information Technology (1.2%):

CGI, Inc. (a)	3,490	262,761

Constellation Software, Inc.	145	201,783

Open Text Corp.	6,987	184,691

Schedule of Portfolio Investments — continued

September 30, 2022
Timothy Plan International ETF	(Unaudited)

SECURITY DESCRIPTION	SHARES	VALUE ($)

Canada (12.6%): (continued)

Information Technology (1.2%): (continued)

Shopify, Inc., Class A (a)	1,600	43,081

		692,316
Materials (1.8%):
Aginco Eagle Mines, Ltd.	2,534	107,069
Barrick Gold Corp.	7,484	116,010
First Quantum Minerals, Ltd.	3,637	61,749
Franco-Nevada Corp.	1,391	166,171
Ivanhoe Mines, Ltd. (a)	14,984	96,444
Nutrien, Ltd.	1,773	147,878
Teck Resources Ltd., Class B	3,213	97,725
West Fraser Timber Co., Ltd.	2,451	177,330
Wheaton Precious Metals Corp.	4,044	130,964

		1,101,340

Utilities (1.9%):
Emera, Inc.	9,823	397,486
Fortis, Inc.	9,085	345,193
Hydro One, Ltd.	17,809	435,555

		1,178,234

		7,654,428

Chile (0.1%):

Materials (0.1%):

Antofagasta PLC	6,309	78,561

		78,561

Denmark (2.0%):

Financials (0.6%):

Danske Bank A/S	10,514	131,461

Tryg A/S	11,055	228,676

		360,137

Health Care (0.5%):

Coloplast A/S	1,349	137,975

Genmab A/S (a)	490	158,982

		296,957

Industrials (0.5%):

AP Moller - Maersk A/S, Class B	57	104,192

DSV Panalpina A S	1,113	131,475

Vestas Wind Systems A/S	3,417	63,798

		299,465

Materials (0.3%):

Novozymes A/S, Class B Shares	3,048	153,985

		153,985

Utilities (0.1%):

Orsted A/S	1,130	90,503

		90,503

		1,201,047

Finland (2.0%):

Consumer Staples (0.2%):

Kesko Oyj, Class B	7,080	132,822

		132,822

Schedule of Portfolio Investments — continued

September 30, 2022
Timothy Plan International ETF	(Unaudited)

SECURITY DESCRIPTION	SHARES	VALUE ($)

Finland (2.0%): (continued)

Energy (0.2%):

Neste Oyj	2,939	129,021

		129,021

Financials (0.3%):

Sampo Oyj, Class A Shares	4,870	208,828

		208,828

Industrials (0.3%):

Kone OYJ	4,066	157,818

		157,818

Information Technology (0.3%):

Nokia Oyj	39,820	172,487

		172,487

Materials (0.5%):

Stora ENSO OYJ, Class R Shares	8,676	111,286

UPM-Kymmene OYJ	5,911	188,710

		299,996

Utilities (0.2%):

Fortum OYJ	9,488	128,024

		128,024

		1,228,996

France (6.0%):

Communication Services (0.3%):

Bollore	41,252	190,877

		190,877

Consumer Discretionary (0.7%):

Cie Generale des Etablissements Michelin SCA	6,008	136,319

EssilorLxottica SA	1,060	145,781

Hermes International SA	115	137,142

		419,242

Consumer Staples (0.2%):

Carrefour SA	10,252	142,803

		142,803

Financials (0.6%):

Amundi SA	2,794	117,618

Credit Agricole SA	16,042	131,479

Societe Generale SA	5,378	107,585

		356,682

Health Care (0.4%):

bioMerieux	1,459	116,376

Sartorius Stedim Biotech	325	100,986

		217,362

Industrials (2.2%):

Bouygues SA	8,134	214,009

Bureau Veritas SA	9,128	205,546

Legrand SA	2,668	174,274

Safran SA	1,319	121,507

Schneider Electric SA	1,163	133,268

Teleperformance	586	149,815
Thales SA	1,607	177,941

Schedule of Portfolio Investments — continued

September 30, 2022
Timothy Plan International ETF	(Unaudited)

SECURITY DESCRIPTION	SHARES	VALUE ($)

France (6.0%): (continued)

Industrials (2.2%): (continued)

Vinci SA	2,114	172,288

		1,348,648

Information Technology (0.6%):

Dassault Systemes SE	4,398	154,004

Edenred	4,081	189,392

		343,396

Materials (0.3%):

Air Liquide SA	1,703	196,181

		196,181

Utilities (0.7%):

Electricite de France SA	15,431	179,787

Engie SA	14,680	170,347

Veolia Environnement	5,468	105,608

		455,742

		3,670,933

Germany (5.6%):

Consumer Discretionary (0.4%):

Continental AG	2,038	91,764

Puma SE	2,078	97,678

Zalando SE (a)	2,648	52,493

		241,935

Consumer Staples (0.4%):

Beiersdorf AG	2,230	220,594

		220,594

Financials (1.5%):

Commerzbank AG (a)	16,084	115,715

Deutsche Boerse AG	1,448	238,730

Hannover Rueck SE	1,204	181,925

Muenchener Rueckversicherungs-Gesellschaft AG	766	185,775

Talanx AG	5,359	191,147

		913,292

Health Care (0.3%):

Carl Zeiss Meditec AG	949	99,920

Fresenius Medical Care AG	3,074	87,445

		187,365

Industrials (0.9%):

Brenntag AG	2,787	170,359

Deutsche Post AG	3,974	121,166

Kion Group AG	2,464	47,843

Knorr-Bremse AG	2,451	106,589

MTU Aero Engines AG	794	120,013

		565,970

Information Technology (0.2%):

Infineon Technologies AG	5,092	113,315

		113,315

Materials (1.0%):

BASF SE	3,334	129,373
Evonik Industries AG	8,721	147,414

Schedule of Portfolio Investments — continued

September 30, 2022
Timothy Plan International ETF	(Unaudited)

SECURITY DESCRIPTION	SHARES	VALUE ($)

Germany (5.6%): (continued)

Materials (1.0%): (continued)

HeidelbergCement AG	3,301	132,136

Symrise AG	2,053	202,079

		611,002

Real Estate (0.4%):

Deutsche Wohnen SE	8,089	154,605

Vonovia Se	4,892	106,468

		261,073

Utilities (0.5%):

E.ON SE	19,736	152,704

RWE AG	4,103	151,936

		304,640

		3,419,186

Hong Kong (4.7%):

Financials (0.6%):

AIA Group Ltd.	18,523	154,449

Hang Seng Bank, Ltd.	14,742	223,870

		378,319

Industrials (0.8%):

CK Hutchison Holdings Ltd.	42,364	234,234

SITC International Holdings Co., Ltd.	33,940	62,783

Techtronic Industries Co.	10,083	97,434

Xinyi Glass Holdings, Ltd.	47,093	68,515

		462,966

Real Estate (1.3%):

CK Asset Holdings Ltd.	34,884	209,764

Henderson Land Development Co. Ltd.	51,889	145,432

Sun Hung Kai Properties Ltd.	22,948	253,909

The Wharf Holdings Ltd	55,000	176,224

		785,329

Utilities (2.0%):

CK Infrastructure Holdings Ltd.	46,222	235,838

CLP Holdings, Inc.	60,101	454,429

Hong Kong & China Gas Co. Ltd.	230,773	203,449

Power Assets Holdings Ltd.	66,947	336,040

		1,229,756

		2,856,370

Ireland (0.9%):

Consumer Staples (0.3%):

Kerry Group PLC	2,190	195,714

		195,714

Industrials (0.1%):

Kingspan Group PLC	1,678	76,196

		76,196

Materials (0.5%):

CRH PLC	4,833	156,615

Smurfit Kappa Group PLC	4,638	133,298

		289,913

		561,823

Schedule of Portfolio Investments — continued

September 30, 2022
Timothy Plan International ETF	(Unaudited)

SECURITY DESCRIPTION	SHARES	VALUE ($)

Israel (1.1%):

Financials (0.6%):

Bank Hapoalim BM	24,036	204,376

Bank Leumi	20,570	177,045

		381,421

Information Technology (0.3%):

Nice Ltd. (a)	788	150,530

		150,530

Materials (0.2%):

ICL Group Ltd.	15,764	127,615

		127,615

		659,566

Italy (2.8%):

Consumer Discretionary (0.2%):

Moncler SpA	2,859	118,757

		118,757

Energy (0.3%):

Eni SpA	15,313	163,707

		163,707

Financials (0.9%):

Assicurazioni Generali SpA	12,045	165,477

Intesa Sanpaolo SpA	71,412	119,157

Poste Italiane SpA	18,049	137,776

UniCredit SpA	11,445	117,286

		539,696

Industrials (0.3%):

Atlantia SpA	9,811	217,369

		217,369

Information Technology (0.2%):

Nexi SpA (a)	15,377	125,697

		125,697

Utilities (0.9%):

Enel SpA	30,618	126,731

Snam SpA	53,525	217,455

Terna SpA	28,985	177,515

		521,701

		1,686,927

Japan (21.3%):

Communication Services (1.8%):

KDDI Corp.	9,200	269,751

Nexon Co. Ltd.	6,200	109,339

Nippon Telegraph & Telephone Corp.	10,900	294,212

Softbank Corp.	29,300	292,878

Z Holdings Corp.	38,300	100,626

		1,066,806

Consumer Discretionary (2.1%):

Bridgestone Corp.	5,900	190,361

Denso Corp.	3,000	136,535

Fast Retailing Co. Ltd.	400	212,038

Nitori Co. Ltd.	1,900	160,051

Schedule of Portfolio Investments — continued

September 30, 2022
Timothy Plan International ETF	(Unaudited)

SECURITY DESCRIPTION	SHARES	VALUE ($)

Japan (21.3%): (continued)

Consumer Discretionary (2.1%): (continued)

Panasonic Corp.	21,400	150,026

Shimano ORD	700	110,000

Suzuki Motor Co.	5,800	179,599

Toyota Industries Corp.	3,000	142,630

		1,281,240

Consumer Staples (1.8%):

Ajinomoto Co., Inc.	8,400	229,983

KAO Corp.	7,400	301,604

Seven & i Holdings Co., Ltd.	5,600	224,681

Shiseido Co., Ltd.	3,800	132,768

Unicharm Corp.	6,100	200,228

		1,089,264

Energy (0.2%):

Inpex Corp.	13,400	125,842

		125,842

Financials (3.3%):

Dai-ichi Life Holdings, Inc.	10,600	167,889

Japan Post Bank Co. Ltd.	31,900	222,425

Japan Post Holdings Co. Ltd.	39,900	264,061

Mitsubishi UFJ Financial Group, Inc.	43,900	197,642

MS&AD Insurance Group Holdings, Inc.	8,900	235,923

ORIX Corp.	12,600	176,623

Sompo Holdings, Inc.	6,300	250,851

Sumitomo Mitsui Financial Group, Inc.	8,500	236,362

Tokio Marine Holdings, Inc.	15,000	265,876

		2,017,652

Health Care (2.3%):

Astellas Pharma, Inc.	14,500	192,084

Chugai Pharmaceutical Co. Ltd.	6,000	150,342

Daiichi Sankyo Co. Ltd.	7,200	201,108

Hoya Corp.	1,600	153,466

M3, Inc.	3,900	109,176

Olympus Corp.	8,200	157,444

Shionogi & Co. Ltd.	2,700	130,401

Sysmex Corp.	1,900	101,992

Terumo Corp.	6,300	177,363

		1,373,376

Industrials (4.5%):

Daikin Industries Ltd.	1,200	184,880

Fanuc Corp.	1,100	154,005

Hitachi, Ltd.	3,800	160,550

ITOCHU Corp.	8,100	195,965

Komatsu Ltd.	9,000	162,387

Kubota Corp.	9,800	135,714

Marubeni Corp.	19,300	169,113

Mitsubishi Corp.	7,200	197,427

Mitsubishi Electric Corp.	24,500	220,857

Nidec Corp.	2,500	140,453

Schedule of Portfolio Investments — continued

September 30, 2022
Timothy Plan International ETF	(Unaudited)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Japan (21.3%): (continued)

Industrials (4.5%): (continued)

Nippon Yusen KK	3,900	66,487

Secom Co. Ltd.	4,800	274,513

SMC Corp.	300	120,697

Sumitomo Corp.	17,900	222,962

Toshiba Corp.	5,700	202,775

Toyota Tsusho Corp.	4,600	142,409

		2,751,194

Information Technology (3.4%):

Advantest Corp.	2,000	92,599

Canon, Inc.	9,600	210,429

Fujifilm Holdings Corp.	3,500	159,847

Fujitsu, Ltd.	1,200	130,896

Keyence Corp.	400	132,403

Kyocera Corp.	4,800	242,140

Lasertec Corp.	800	81,238

Murata Manufacturing Co. Ltd.	3,300	151,238

Nomura Research Institute Ltd.	5,500	134,925

NTT Data Corp.	11,200	144,421

OBIC Co. Ltd.	1,500	200,988

Renesas Electronics Corp. (a)	13,700	113,796

TDK Corp.	5,100	157,007

Tokyo Electron Ltd.	400	98,680

		2,050,607

Materials (0.8%):

Nippon Paint Holdings Co. Ltd.	13,600	92,008

Nippon Steel Corp.	10,300	142,816

Shin-Etsu Chemical Co. Ltd.	1,400	138,636

Sumitomo Metal Mining Co., Ltd.	3,700	106,364

		479,824

Real Estate (1.1%):

Daiwa House Industry Co. Ltd.	10,600	215,611

Mitsubishi Estate Co. Ltd.	20,800	272,595

Mitsui Fudosan Co. Ltd.	10,800	205,574

		693,780

		12,929,585

Korea, Republic Of (4.7%):

Communication Services (0.3%):

Kakao Corp.	1,969	78,589

Naver Corp.	717	96,980

		175,569

Consumer Discretionary (1.0%):

Hyundai Mobis	1,244	166,087

Hyundai Motor Co.	1,646	203,075

Kia Corp.	3,335	167,613

LG Electronics, Inc.	1,548	85,050

		621,825

Schedule of Portfolio Investments — continued

September 30, 2022
Timothy Plan International ETF	(Unaudited)

SECURITY DESCRIPTION	SHARES	VALUE ($)

Korea, Republic Of (4.7%): (continued)

Consumer Staples (0.2%):

LG Household & Health Care Ltd.	242	107,078

		107,078

Energy (0.2%):

SK Innovation Co. Ltd.	959	96,195

		96,195

Financials (0.8%):

Hana Financial Group, Inc.	5,649	139,981

KB Financial Group, Inc.	4,343	132,664

Shinhan Financial Group Co. Ltd.	7,983	186,936

		459,581

Health Care (0.4%):

Celltrion, Inc.	965	118,382

Samsung Biologics Co., Ltd. (a)	273	153,999

		272,381

Industrials (0.6%):

HMM Co., Ltd.	5,518	71,357

Samsung C&T Corp.	2,393	173,127

SK, Inc.	1,054	141,457

		385,941

Information Technology (0.8%):

Samsung Electro-Mechanics Co., Ltd.	1,331	104,202

Samsung Electronics Co. Ltd.	4,751	176,344

Samsung SDI Co. Ltd.	351	133,962

SK Hynix, Inc.	1,801	104,616

		519,124

Materials (0.4%):

LG Chem Ltd.	302	113,150

POSCO	776	114,452

		227,602

		2,865,296

Luxembourg (0.5%):

Energy (0.2%):

Tenaris SA	9,828	127,748

		127,748

Health Care (0.2%):

Eurofins Scientific SE	1,444	86,484

		86,484

Materials (0.1%):

ArcelorMittal SA	4,095	82,922

		82,922

		297,154

Netherlands (2.3%):

Consumer Discretionary (0.2%):

Prosus N.V.	2,006	106,088

		106,088

Financials (0.6%):

ABN AMRO Group N.V.	12,236	110,644

ING Groep NV	14,306	124,176

Schedule of Portfolio Investments — continued

September 30, 2022
Timothy Plan International ETF	(Unaudited)

SECURITY DESCRIPTION	SHARES	VALUE ($)

Netherlands (2.3%): (continued)

Financials (0.6%): (continued)

NN Group NV	3,613	141,509

		376,329

Industrials (0.6%):

Randstad N.V.	3,212	140,313

Wolters Kluwer N.V.	2,433	238,220

		378,533

Information Technology (0.4%):

Adyen N.V. (a)	64	81,641

ASM International NV	408	93,453

ASML Holding N.V.	238	101,123

		276,217

Materials (0.5%):

AKZO Nobel N.V	2,289	130,812

Koninklijke DSM N.V.	1,287	148,120

		278,932

		1,416,099

New Zealand (0.2%):

Health Care (0.2%):

Fisher & Paykel Healthcare Corp., Ltd.	11,121	115,090

		115,090

Norway (1.4%):

Communication Services (0.3%):

Telenor ASA	17,372	159,087

		159,087

Consumer Staples (0.1%):

Mowi ASA	6,581	83,754

		83,754

Energy (0.2%):

Equinor ASA	4,115	135,406

		135,406

Financials (0.5%):

DNB Bank ASA	8,901	141,375

Gjensidige Forsikring ASA	10,174	174,822

		316,197

Materials (0.3%):

Norsk Hydro ASA	13,351	72,185

Yara International ASA	3,098	109,115

		181,300

		875,744

Portugal (0.6%):

Consumer Staples (0.3%):

Jeronimo Martins & Filho SA	9,262	172,895

		172,895

Utilities (0.3%):

EDP - Energias de Portugal SA	44,922	195,445

		195,445

		368,340

Schedule of Portfolio Investments — continued

September 30, 2022
Timothy Plan International ETF	(Unaudited)

SECURITY DESCRIPTION	SHARES	VALUE ($)

Russian Federation (0.0%):†

Materials (0.0%):†

Evraz PLC (b)	38,723	17,507

		17,507

Singapore (2.3%):

Communication Services (0.5%):

Singapore Telecommunications, Ltd.	179,900	333,264

		333,264

Consumer Staples (0.4%):

Wilmar International Ltd.	82,700	221,163

		221,163

Financials (1.4%):

DBS Group Holdings Ltd.	11,900	276,719

Oversea-Chinese Banking Corp. Ltd.	36,800	303,185

United Overseas Bank	13,200	240,485

		820,389

		1,374,816

Spain (2.4%):

Consumer Discretionary (0.3%):

Industria de Diseno Textil SA	7,974	166,276

		166,276

Energy (0.3%):

Repsol SA	15,074	174,372

		174,372

Financials (0.2%):

Caixabank SA	47,099	152,811

		152,811

Health Care (0.1%):

Grifols SA (a)	9,447	82,222

		82,222

Industrials (0.3%):

Ferrovial SA	8,257	189,250

		189,250

Utilities (1.2%):

Endesa SA	10,027	151,509

Iberdrola SA	18,989	178,296

Naturgy Energy Group SA	7,026	163,376

Red Electrica Corp. SA	14,356	221,000

		714,181

		1,479,112

Sweden (5.0%):

Communication Services (0.3%):

Telia Co. AB	73,079	211,030

		211,030

Consumer Staples (0.3%):

Essity Aktiebolag, Class B	8,765	174,480

		174,480

Energy (0.5%):

Orron Energy AB	153,736	276,857

		276,857

Schedule of Portfolio Investments — continued

September 30, 2022
Timothy Plan International ETF	(Unaudited)

SECURITY DESCRIPTION	SHARES	VALUE ($)

Sweden (5.0%): (continued)

Financials (1.6%):

EQT AB	2,785	55,013

Industrivarden AB, Class C	7,413	149,237

Investor AB, Class B	8,904	131,313

L E Lundbergforetagen AB, Class B	3,725	135,810

Skandinavisk Enskilda Banken AB	15,351	147,809

Svenska Handelsbanken AB	22,299	184,192

Swedbank AB, Class A Shares	11,175	147,950

		951,324

Health Care (0.1%):

Getinge AB, Class B Shares	4,088	70,652

		70,652

Industrials (1.4%):

ALFA Laval AB	5,007	125,673

ASSA Abloy AB	7,041	133,115

Atlas Copco AB, Class A (a)	13,311	125,767

Epiroc AB, Class A	8,169	117,948

Nibe Industrier AB, Class B	11,997	108,268

Sandvik AB	7,829	107,674

Volvo AB	10,677	152,167

		870,612

Information Technology (0.3%):

Hexagon AB, Class B	11,939	112,696

Telefonaktiebolaget LM Ericsson, Class B	16,232	95,839

		208,535

Materials (0.4%):

Boliden AB	3,215	100,448

Svenska Cellulosa AB SCA, Class B	9,770	125,077

		225,525

Real Estate (0.1%):

Fastighets AB Balder, Class B Shares (a)	15,562	62,791

		62,791

		3,051,806

Switzerland (6.8%):

Communication Services (0.5%):

Swisscom AG	658	309,156

		309,156

Consumer Discretionary (0.4%):

CIE Financiere Richemont SA	1,112	106,274

The Swatch Group AG	625	142,233

		248,507

Consumer Staples (0.8%):

Barry Callebaut AG	141	267,135

Chocoladefabriken Lindt & Spruengli AG	20	193,817

		460,952

Financials (1.1%):

Julius Baer Group Ltd.	3,484	153,628

Partners Group Holding AG	152	123,973

Schedule of Portfolio Investments — continued

September 30, 2022
Timothy Plan International ETF	(Unaudited)

SECURITY DESCRIPTION	SHARES	VALUE ($)

Switzerland (6.8%): (continued)

Financials (1.1%): (continued)

Swiss Life Holding AG	429	190,691

Swiss Re AG	2,796	207,354

		675,646

Health Care (0.6%):

Alcon, Inc.	2,617	154,235

Sonova Holding AG	470	104,815

Straumann Holding AG, Class R	1,119	104,175

		363,225

Industrials (1.6%):

ABB Ltd.	7,183	187,857

Geberit AG	452	195,874

Kuehne & Nagel International AG	665	136,168

Schindler Holding AG	1,110	174,011

SGS SA	106	228,333

VAT Group AG	412	85,115

		1,007,358

Information Technology (0.4%):

Logitech International SA, Class R	2,320	108,063

STMicroelectronics N.V.	4,224	133,465

		241,528

Materials (1.4%):

EMS-Chemie Holding AG	270	172,017

Givaudan SA	58	176,558

Glencore PLC	25,176	134,379

Holcim, Ltd.	5,341	221,869

Sika AG	623	126,747

		831,570

		4,137,942

United Kingdom (5.9%):

Communication Services (0.2%):

BT Group PLC	69,040	93,523

		93,523

Consumer Discretionary (0.2%):

Next PLC	2,466	132,161

		132,161

Consumer Staples (0.2%):

Associated British Foods PLC	8,852	124,655

		124,655

Financials (1.8%):

3I Group PLC	10,650	129,942

Admiral Group PLC	6,451	137,867

Aviva PLC	41,489	179,791

Legal & General Group PLC	54,563	131,867

Lloyds Banking Group PLC	254,850	117,750

London Stock Exchange Group	1,763	150,121

Schroders PLC	28,341	123,163

Standard Chartered PLC	22,246	140,754

		1,111,255

Schedule of Portfolio Investments — continued

September 30, 2022
Timothy Plan International ETF	(Unaudited)

SECURITY DESCRIPTION	SHARES	VALUE ($)

United Kingdom (5.9%): (continued)

Health Care (0.3%):

Smith & Nephew PLC	13,231	155,156

		155,156

Industrials (2.1%):

Ashtead Group PLC	2,944	134,281

Bunzl PLC	6,819	210,092

Ferguson PLC	1,754	184,129

Intertek Group PLC	3,288	136,061

RELX PLC	9,265	227,741

Rentokil Initial PLC	29,915	159,456

Rolls-Royce Holdings PLC (a)	91,421	71,019

Spirax-Sarco Engineering PLC	1,240	143,958

		1,266,737

Information Technology (0.2%):

Halma PLC	6,547	149,457

		149,457

Materials (0.6%):

Anglo American PLC	2,645	80,768

Croda International PLC	2,085	150,029

Rio Tinto PLC	2,147	117,342

		348,139

Utilities (0.3%):

SSE PLC	10,468	178,494

		178,494

		3,559,577

United States (0.5%):

Industrials (0.5%):

Waste Connections, Inc.	2,432	328,651

		328,651

Total Common Stocks (Cost $77,469,290)		60,218,356

Total Investments (Cost $77,469,290) — 99.0%		60,218,356

Other assets in excess of liabilities — 1.0%		596,176

NET ASSETS - 100.00%		60,814,532

Percentages indicated are based on net assets as of September 30, 2022.

†	Represents less than 0.05%.

(a)	Non-income producing security.

(b)

Security was fair valued based upon procedures approved by the Board of Trustees and represents 0.0% of the Fund’s net assets as of September 30, 2022. This security is classified as Level 3 within the fair value hierarchy.

Schedule of Portfolio Investments — continued

September 30, 2022
Timothy Plan International ETF	(Unaudited)

Futures Contracts

Long Futures

Index Futures	Expiration Date	Number of Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)

Mini MSCI EAFE Index December Future (U.S. Dollar)	12/16/22	4	$332,120	$(18,711)

				$(18,711)

Schedule of Portfolio Investments

September 30, 2022
Timothy Plan US Large/Mid Cap Core Enhanced ETF	(Unaudited)

SECURITY DESCRIPTION	SHARES	VALUE ($)

Common Stocks (22.4%)
Communication Services (0.2%):
Liberty Media Corp-Liberty Formula One, Class C(a)	1,099	64,291
Lumen Technologies, Inc.	3,925	28,574
News Corp., Class A	3,024	45,693
ZoomInfo Technologies, Inc.(a)	574	23,913

		162,471

Consumer Discretionary (1.8%):
Aptiv PLC(a)	428	33,474
AutoZone, Inc.(a)	36	77,110
Bath & Body Works, Inc.	924	30,122
Booking Holdings, Inc.(a)	21	34,507
Burlington Stores, Inc.(a)	206	23,049
CarMax, Inc.(a)	503	33,208
Chewy, Inc., Class A(a)	607	18,647
Chipotle Mexican Grill, Inc.(a)	34	51,094
Dollar General Corp.	318	76,275
Dollar Tree, Inc.(a)	277	37,700
Domino’s Pizza, Inc.	140	43,428
DR Horton, Inc.	738	49,704
Garmin Ltd.	600	48,186
Genuine Parts Co.	609	90,936
Lennar Corp.	680	50,694
LKQ Corp.	1,207	56,910
Lowe’s Cos., Inc.	323	60,663
NVR, Inc.(a)	15	59,806
O’Reilly Automotive, Inc.(a)	111	78,072
Pool Corp.	137	43,595
Pultegroup, Inc.	1,222	45,825
Ross Stores, Inc.	582	49,045
Tapestry, Inc.	1,251	35,566
Tesla, Inc.(a)	98	25,995
Tractor Supply Co.	292	54,277
Vail Resorts, Inc.	226	48,735

		1,256,623

Consumer Staples (0.9%):
Bunge, Ltd.	608	50,203
Campbell Soup Co.	1,869	88,067
Costco Wholesale Corp.	140	66,118
Darling Ingredients, Inc.(a)	647	42,799
Hormel Foods Corp.	1,785	81,110
McCormick & Co., Inc.	875	62,361
Monster Beverage Corp.(a)	812	70,612
Sysco Corp.	761	53,810
The JM Smucker Co.	605	83,133
Tyson Foods, Inc., Class A	763	50,305

		648,518

Schedule of Portfolio Investments — continued

September 30, 2022
Timothy Plan US Large/Mid Cap Core Enhanced ETF	(Unaudited)

Energy (1.2%):
APA Corp.	797	27,249
ConocoPhillips	531	54,343
Continental Resources, Inc.	575	38,416
Coterra Energy, Inc.	1,453	37,952
Devon Energy Corp.	592	35,597
Diamondback Energy, Inc.	276	33,247
EOG Resources, Inc.	379	42,346
Halliburton Co.	1,061	26,122
Hess Corp.	400	43,596
Kinder Morgan, Inc.	3,827	63,681
Marathon Oil Corp.	1,495	33,757
Marathon Petroleum Corp.	669	66,452
Occidental Petroleum Corp.	517	31,770
ONEOK, Inc.	881	45,142
Ovintiv, Inc.	667	30,682
Phillips 66	599	48,351
Pioneer Natural Resources Co.	215	46,554
Schlumberger N.V.	1,027	36,869
The Williams Cos., Inc.	2,383	68,225
Valero Energy Corp.	470	50,220

		860,571

Financials (2.5%):
Aflac, Inc.	1,292	72,610
American Financial Group, Inc.	539	66,259
Arch Capital Group Ltd.(a)	1,679	76,462
Ares Management Corp., Class A	636	39,400
Arthur J Gallagher & Co.	470	80,473
Brown & Brown, Inc.	1,022	61,811
Cboe Global Markets, Inc.	673	78,990
Cincinnati Financial Corp.	501	44,875
CNA Financial Corp.	1,647	60,774
Coinbase Global, Inc., Class A(a)	175	11,286
East West Bancorp, Inc.	655	43,977
Everest Re Group, Ltd.	249	65,348
FactSet Research Systems, Inc.	198	79,222
First Citizens BancShares, Inc., Class A	77	61,402
First Republic Bank	372	48,565
Franklin Resources, Inc.	1,974	42,480
Interactive Brokers Group, Inc.	881	56,305
Intercontinental Exchange, Inc.	695	62,793
LPL Financial Holdings, Inc.	251	54,838
Markel Corp.(a)	58	62,885
MarketAxess Holdings, Inc.	224	49,838
Morningstar, Inc.	224	47,560
MSCI, Inc.	112	47,240
Nasdaq, Inc.	1,379	78,162
Principal Financial Group, Inc.	877	63,275
Raymond James Financial, Inc.	577	57,019
Rocket Cos., Inc., Class A	4,341	27,435

Schedule of Portfolio Investments — continued

September 30, 2022
Timothy Plan US Large/Mid Cap Core Enhanced ETF	(Unaudited)

Financials (2.5%): (continued)
Signature Bank	153	23,103
SVB Financial Group(a)	79	26,527
Tradeweb Markets, Inc., Class A	881	49,706
Upstart Holdings, Inc.(a)	180	3,742
Webster Financial Corp.	1,016	45,923
WR Berkley Corp.	1,223	78,981

		1,769,266

Health Care (2.8%):
ABIOMED, Inc.(a)	140	34,392
Agilent Technologies, Inc.	526	63,935
Align Technology, Inc.(a)	101	20,918
Amgen, Inc.	341	76,861
Avantor, Inc.(a)	1,899	37,220
Baxter International, Inc.	1,096	59,031
Bio-Rad Laboratories, Inc., Class A(a)	98	40,880
Bruker Corp.	846	44,889
Cardinal Health, Inc.	1,022	68,147
Catalent, Inc.(a)	514	37,193
Centene Corp.(a)	677	52,677
Charles River Laboratories International, Inc.(a)	177	34,834
Danaher Corp.	244	63,023
DaVita, Inc.(a)	529	43,785
DENTSPLY SIRONA, Inc.	1,388	39,350
Dexcom, Inc.(a)	314	25,290
Edwards Lifesciences Corp.(a)	485	40,076
HCA Healthcare, Inc.	238	43,742
Henry Schein, Inc.(a)	854	56,168
Horizon Therapeutics PLC(a)	567	35,092
Humana, Inc.	121	58,708
IDEXX Laboratories, Inc.(a)	105	34,209
Illumina, Inc.(a)	128	24,421
Incyte Corp.(a)	767	51,113
Insulet Corp.(a)	141	32,345
Intuitive Surgical, Inc.(a)	194	36,363
IQVIA Holdings, Inc.(a)	276	49,995
Mettler-Toledo International, Inc.(a)	50	54,206
Molina Healthcare, Inc.(a)	176	58,052
PerkinElmer, Inc.	357	42,958
Regeneron Pharmaceuticals, Inc.(a)	96	66,131
Repligen Corp.(a)	223	41,726
ResMed, Inc.	261	56,976
STERIS PLC	291	48,387
Stryker Corp.	267	54,078
Teleflex, Inc.	175	35,255
Veeva Systems, Inc., Class A(a)	234	38,582
Vertex Pharamaceuticals, Inc.(a)	265	76,728
Waters Corp.(a)	235	63,340
West Pharmaceutical Services, Inc.	140	34,451
Zimmer Biomet Holdings, Inc.	471	49,243

Schedule of Portfolio Investments — continued

September 30, 2022
Timothy Plan US Large/Mid Cap Core Enhanced ETF	(Unaudited)

Health Care (2.8%): (continued)
Zoetis, Inc.	407	60,354

		1,985,124

Industrials (5.4%):
A.O. Smith Corp.	1,071	52,029
AMERCO, Inc.	131	66,708
AMETEK, Inc.	713	80,861
Builders FirstSource, Inc.(a)	728	42,894
Carlisle Companies, Inc.	332	93,096
Carrier Global Corp.	1,462	51,989
Caterpillar, Inc.	310	50,865
CH Robinson Worldwide, Inc.	642	61,831
Cintas Corp.	187	72,592
Copart, Inc.(a)	486	51,710
Costar Group, Inc.(a)	728	50,705
CSX Corp.	2,222	59,194
Deere & Co.	138	46,077
Dover Corp.	533	62,137
Eaton Corp. PLC	518	69,080
Emerson Electric Co.	801	58,649
Equifax, Inc.	278	47,658
Expeditors International of Washington, Inc.	756	66,762
Fastenal Co.	1,559	71,776
Fortive Corp.	1,239	72,234
Fortune Brands Home & Security, Inc.	841	45,153
Generac Holdings, Inc.(a)	136	24,227
General Dynamics Corp.	398	84,444
Graco, Inc.	1,209	72,480
HEICO Corp.	472	67,959
Honeywell International, Inc.	444	74,135
Howmet Aerospace, Inc.	1,518	46,952
IDEX Corp.	406	81,139
Illinois Tool Works, Inc.	471	85,086
Ingersoll Rand, Inc.	1,372	59,353
J.B. Hunt Transport Services, Inc.	369	57,719
Johnson Controls International PLC	1,138	56,012
Leidos Holdings, Inc.	596	52,132
Masco Corp.	1,412	65,926
Nordson Corp.	343	72,809
Norfolk Southern Corp.	302	63,314
Old Dominion Freight Line, Inc.	236	58,710
Otis Worldwide Corp.	1,026	65,459
PACCAR, Inc.	905	75,739
Parker Hannifin Corp.	242	58,639
Quanta Services, Inc.	366	46,625
Regal Rexnord Corp.	432	60,636
Republic Services, Inc.	677	92,099
Robert Half International, Inc.	600	45,900
Rockwell Automation, Inc.	286	61,521
Rollins, Inc.	1,822	63,187

Schedule of Portfolio Investments — continued

September 30, 2022
Timothy Plan US Large/Mid Cap Core Enhanced ETF	(Unaudited)

Industrials (5.4%): (continued)
Roper Technologies, Inc.	192	69,051
Snap-on, Inc.	352	70,875
Trane Technologies PLC	471	68,206
TransDigm Group, Inc.	92	48,283
TransUnion	679	40,394
Trex Co., Inc.(a)	587	25,793
Union Pacific Corp.	376	73,252
United Rentals, Inc.(a)	163	44,030
Verisk Analytics, Inc.	398	67,871
Waste Management, Inc.	618	99,010
Watsco, Inc.	275	70,801
Westinghouse Air Brake Technologies Corp.	727	59,141
WW Grainger, Inc.	160	78,270
Xylem, Inc.	738	64,472

		3,745,651

Information Technology (3.3%):
Advanced Micro Devices, Inc.(a)	333	21,099
Akamai Technologies, Inc.(a)	651	52,288
Amphenol Corp., Class A	1,098	73,522
Analog Devices, Inc.	378	52,671
ANSYS, Inc.(a)	186	41,236
AppLovin Corp., Class A(a)	517	10,076
Arista Networks, Inc.(a)	343	38,721
Bentley Systems, Inc., Class B	1,114	34,077
Broadcom, Inc.	106	47,065
Broadridge Financial Solutions, Inc.	495	71,438
Cadence Design Systems, Inc.(a)	317	51,807
CDW Corp.	392	61,183
Cognex Corp.	673	27,896
Cognizant Technology Solutions Corp., Class A	913	52,443
Dynatrace, Inc.(a)	858	29,867
Enphase Energy, Inc.(a)	137	38,013
Entegris, Inc.	408	33,872
EPAM Systems, Inc.(a)	67	24,267
F5, Inc.(a)	300	43,419
Fair Isaac Corp.(a)	119	49,029
Fidelity National Information Services, Inc.	520	39,296
FleetCor Technologies, Inc.(a)	245	43,162
Fortinet, Inc.(a)	558	27,415
Gartner, Inc.(a)	177	48,974
Jack Henry & Associates, Inc.	392	71,450
Juniper Networks, Inc.	1,973	51,535
Keysight Technologies, Inc.(a)	443	69,710
KLA Corp.	124	37,526
Lam Research Corp.	87	31,842
Microchip Technology, Inc.	718	43,820
Monolithic Power Systems, Inc.	99	35,977
NetApp, Inc.	826	51,088
NVIDIA Corp.	143	17,359

Schedule of Portfolio Investments — continued

September 30, 2022
Timothy Plan US Large/Mid Cap Core Enhanced ETF	(Unaudited)

Information Technology (3.3%): (continued)
NXP Semiconductors NV	273	40,270
ON Semiconductor Corp.(a)	645	40,203
Paychex, Inc.	591	66,316
Paycom Software, Inc.(a)	131	43,229
Paylocity Holding Corp.(a)	198	47,833
PTC, Inc.(a)	516	53,974
Qorvo, Inc.(a)	418	33,193
ServiceNow, Inc.(a)	79	29,831
Skyworks Solutions, Inc.	444	37,860
SS&C Technologies Holdings, Inc.	1,128	53,862
Synopsys, Inc.(a)	157	47,965
TE Connectivity Ltd.	536	59,153
Teledyne Technologies, Inc.(a)	168	56,695
Teradyne, Inc.	351	26,378
The Trade Desk, Inc., Class A(a)	345	20,614
Trimble, Inc.(a)	830	45,044
Tyler Technologies, Inc.(a)	133	46,218
Ubiquiti, Inc.	162	47,557
Western Digital Corp.(a)	939	30,564
Zebra Technologies Corp.(a)	133	34,847

		2,284,749

Materials (1.7%):
Albemarle Corp.	181	47,864
Alcoa Corp.	350	11,781
Avery Dennison Corp.	385	62,639
Ball Corp.	807	38,994
Celanese Corp.	452	40,834
CF Industries Holdings, Inc.	394	37,922
Cleveland-Cliffs, Inc.(a)	1,019	13,726
Eastman Chemical Co.	577	40,996
Ecolab, Inc.	395	57,046
FMC Corp.	439	46,402
Freeport-McMoRan, Inc.	824	22,520
International Flavors & Fragrances, Inc.	546	49,593
International Paper Co.	1,697	53,795
LyondellBasell Industries NV, Class A	632	47,577
Martin Marietta Materials, Inc.	176	56,688
Newmont Corp.	742	31,186
Nucor Corp.	267	28,566
Packaging Corp. of America	499	56,033
PPG Industries, Inc.	516	57,116
Reliance Steel & Aluminum Co.	368	64,183
RPM International, Inc.	956	79,644
Steel Dynamics, Inc.	516	36,610
The Mosaic Co.	543	26,243
The Sherwin-Williams Co.	306	62,654
Vulcan Materials Co.	379	59,772
Westlake Chemical Corp.	477	41,442

Schedule of Portfolio Investments — continued

September 30, 2022
Timothy Plan US Large/Mid Cap Core Enhanced ETF	(Unaudited)

Materials (1.7%): (continued)
Westrock Co.	1,277	39,447
		1,211,273

Real Estate (0.1%):
CBRE Group, Inc., Class A(a)	704	47,527
		47,527

Utilities (2.5%):
Alliant Energy Corp.	1,525	80,810
Ameren Corp.	1,096	88,283
American Electric Power Co., Inc.	1,066	92,156
American Water Works Co., Inc.	529	68,855
Atmos Energy Corp.	773	78,730
CenterPoint Energy, Inc.	2,927	82,483
CMS Energy Corp.	1,474	85,846
Consolidated Edison, Inc.	1,030	88,333
Dominion Energy, Inc.	1,120	77,403
DTE Energy Co.	801	92,155
Entergy Corp.	699	70,340
Essential Utilities, Inc.	1,785	73,863
Evergy, Inc.	1,554	92,307
Eversource Energy	1,030	80,299
FirstEnergy Corp.	2,087	77,219
NextEra Energy, Inc.	850	66,648
NiSource, Inc.	3,335	84,009
PPL Corp.	3,611	91,539
The Southern Co.	1,452	98,736
WEC Energy Group, Inc.	961	85,942
Xcel Energy, Inc.	1,329	85,056

		1,741,012

Total Common Stocks (Cost $17,483,792)		15,712,785
Investment Company (77.4%)

BlackRock Liquidity Funds T-Fund, Institutional Class, 2.79%(b)	54,083,364	54,083,364

Total Investment Company (Cost $54,083,364)		54,083,364

Total Investments (Cost $71,567,156) — 99.8%		69,796,149

Other assets in excess of liabilities — 0.2%		104,193

NET ASSETS - 100.00%		69,900,342

Percentages indicated are based on net assets as of September 30, 2022.

(a)	Non-income producing security.

(b)	Rate disclosed is the 7-Day effective yield on September 30, 2022.

Futures Contracts

Long Futures

Index Futures	Expiration Date	Number of Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)

S&P 500 Index E-mini December Future (U.S. Dollar)	12/16/22	1	$ 180,075	$ (20,029)

				$ (20,029)

Schedule of Portfolio Investments

September 30, 2022
Timothy Plan High Dividend Stock Enhanced ETF	(Unaudited)

SECURITY DESCRIPTION	SHARES	VALUE ($)

Common Stocks (99.4%)
Communication Services (0.5%):
Lumen Technologies, Inc.	36,655	266,848
		266,848

Consumer Discretionary (3.7%):
Garmin Ltd.	5,599	449,656
Genuine Parts Co.	5,693	850,079
Lowe’s Cos., Inc.	3,026	568,313
Tapestry, Inc.	11,672	331,835
		2,199,883

Consumer Staples (6.4%):
Bunge, Ltd.	5,677	468,750
Campbell Soup Co.	17,447	822,103
Hormel Foods Corp.	16,649	756,530
Sysco Corp.	7,096	501,758
The JM Smucker Co.	5,653	776,779
Tyson Foods, Inc., Class A	7,115	469,092
		3,795,012

Energy (8.8%):
ConocoPhillips	4,953	506,890
Coterra Energy, Inc.	13,568	354,396
Devon Energy Corp.	5,519	331,857
EOG Resources, Inc.	3,598	402,005
Kinder Morgan, Inc.	35,715	594,298
Marathon Petroleum Corp.	6,248	620,614
ONEOK, Inc.	8,213	420,834
Phillips 66	5,595	451,628
Pioneer Natural Resources Co.	1,991	431,111
The Williams Cos., Inc.	22,236	636,617
Valero Energy Corp.	4,382	468,217
		5,218,467

Financials (11.5%):
Aflac, Inc.	12,043	676,817
American Financial Group, Inc.	4,979	612,068
Ares Management Corp., Class A	5,917	366,558
Cboe Global Markets, Inc.	6,291	738,375
Cincinnati Financial Corp.	4,695	420,531
CNA Financial Corp.	15,391	567,928
East West Bancorp, Inc.	6,112	410,360
Everest Re Group, Ltd.	2,332	612,010
Franklin Resources, Inc.	18,423	396,463
Principal Financial Group, Inc.	8,172	589,610
Rocket Cos., Inc., Class A	40,533	256,168
Webster Financial Corp.	9,479	428,451
WR Berkley Corp.	11,516	743,703
		6,819,042

Health Care (3.2%):
Amgen, Inc.	3,169	714,293

Schedule of Portfolio Investments — continued

September 30, 2022
Timothy Plan High Dividend Stock Enhanced ETF	(Unaudited)

Health Care (3.2%): (continued)
Baxter International, Inc.	10,236	551,311
Cardinal Health, Inc.	9,542	636,260
		1,901,864

Industrials (23.2%):
A.O. Smith Corp.	9,987	485,168
Caterpillar, Inc.	2,898	475,504
CH Robinson Worldwide, Inc.	5,978	575,741
Eaton Corp. PLC	4,821	642,929
Emerson Electric Co.	7,484	547,979
Fastenal Co.	14,555	670,112
Fortune Brands Home & Security, Inc.	7,846	421,252
General Dynamics Corp.	3,702	785,453
Honeywell International, Inc.	4,158	694,261
Illinois Tool Works, Inc.	4,394	793,776
Johnson Controls International PLC	10,619	522,667
Masco Corp.	13,160	614,440
Norfolk Southern Corp.	2,821	591,423
PACCAR, Inc.	8,445	706,762
Parker Hannifin Corp.	2,260	547,621
Regal Rexnord Corp.	4,040	567,054
Rockwell Automation, Inc.	2,661	572,408
Snap-on, Inc.	3,285	661,435
Trane Technologies PLC	4,389	635,571
Union Pacific Corp.	3,516	684,987
Waste Management, Inc.	5,777	925,533
Watsco, Inc.	2,546	655,493
		13,777,569

Information Technology (7.5%):
Analog Devices, Inc.	3,538	492,985
Broadcom, Inc.	975	432,910
Broadridge Financial Solutions, Inc.	4,628	667,913
Fidelity National Information Services, Inc.	4,835	365,381
Juniper Networks, Inc.	18,411	480,895
NetApp, Inc.	7,702	476,369
Paychex, Inc.	5,514	618,726
Skyworks Solutions, Inc.	4,162	354,894
TE Connectivity Ltd.	5,004	552,241
		4,442,314

Materials (10.5%):
Avery Dennison Corp.	3,607	586,859
Celanese Corp.	4,195	378,976
Eastman Chemical Co.	5,370	381,539
FMC Corp.	4,109	434,321
International Flavors & Fragrances, Inc.	5,098	463,051
International Paper Co.	15,852	502,508
LyondellBasell Industries NV, Class A	5,817	437,904
Newmont Corp.	6,941	291,730
Packaging Corp. of America	4,674	524,844
PPG Industries, Inc.	4,801	531,423

Schedule of Portfolio Investments — continued

September 30, 2022
Timothy Plan High Dividend Stock Enhanced ETF	(Unaudited)

Materials (10.5%): (continued)
Reliance Steel & Aluminum Co.	3,444	600,668
RPM International, Inc.	8,920	743,125
Westrock Co.	11,936	368,703

		6,245,651

Utilities (24.1%):
Alliant Energy Corp.	14,257	755,478
Ameren Corp.	10,237	824,590
American Electric Power Co., Inc.	9,986	863,290
Atmos Energy Corp.	7,210	734,338
CenterPoint Energy, Inc.	27,314	769,709
CMS Energy Corp.	13,738	800,101
Consolidated Edison, Inc.	9,625	825,440
Dominion Energy, Inc.	10,441	721,578
DTE Energy Co.	7,485	861,149
Entergy Corp.	6,510	655,101
Evergy, Inc.	14,500	861,300
Eversource Energy	9,616	749,663
FirstEnergy Corp.	19,471	720,427
NiSource, Inc.	31,114	783,762
PPL Corp.	33,713	854,625
The Southern Co.	13,552	921,536
WEC Energy Group, Inc.	8,972	802,366
Xcel Energy, Inc.	12,410	794,240
		14,298,693
Total Common Stocks (Cost $65,457,020)		58,965,343
Investment Company (0.5%)

BlackRock Liquidity Funds T-Fund, Institutional Class, 2.79%(a)	300,567	300,567

Total Investment Company (Cost $300,567)		300,567

Total Investments (Cost $65,757,587) — 99.9%		59,265,910

Other assets in excess of liabilities — 0.1%		92,777

NET ASSETS - 100.00%		59,358,687

Percentages indicated are based on net assets as of September 30, 2022.

(a)	Rate disclosed is the 7-Day effective yield on September 30, 2022.

Futures Contracts

Long Futures

Index Futures	Expiration Date	Number of Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P 500 Index E-mini December Future (U.S. Dollar)	12/16/22	2	$360,150	$(29,551)

				$(29,551)